DoubleLine Shiller Enhanced CAPE ®

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 8.5%
2,561,953	AASET Ltd., Series 2018-1A-A	3.84	% (b)	01/16/2038	2,032,364
8,834,506	AASET Ltd., Series 2019-2-A	3.38	% (b)	10/16/2039	6,865,975
1,000,000	Affirm Asset Securitization Trust, Series 2021-A-B	1.06	% (b)	08/15/2025	968,564
6,000,000	Affirm Asset Securitization Trust, Series 2021-B-A	1.03	% (b)	08/17/2026	5,689,859
4,200,000	Affirm Asset Securitization Trust, Series 2021-B-B	1.24	% (b)	08/17/2026	3,896,023
6,000,000	Aligned Data Centers Issuer LLC, Series 2021-1A-A2	1.94	% (b)	08/15/2046	5,311,373
4,000,000	Amur Equipment Finance Receivables LLC, Series 2021-1A-D	2.30	% (b)	11/22/2027	3,639,311
3,207,111	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-A	1.19	% (b)	01/15/2027	3,117,667
4,377,867	Business Jet Securities LLC, Series 2021-1A-A	2.16	% (b)	04/15/2036	4,014,229
10,321,406	CAL Funding Ltd., Series 2020-1A-A	2.22	% (b)	09/25/2045	9,324,405
3,083,632	Castlelake Aircraft Structured Trust, Series 2019-1A-A	3.97	% (b)	04/15/2039	2,773,151
1,062,176	College Avenue Student Loans LLC, Series 2017-A-B	4.50	% (b)	11/26/2046	1,028,608
3,806,788	Credit Suisse ABS Trust, Series 2020-AT1-A	2.61	% (b)	10/15/2026	3,701,047
3,058,541	Diamond Resorts Owner Trust, Series 2021-1A-C	2.70	% (b)	11/21/2033	2,873,293
1,494,236	DRB Prime Student Loan Trust, Series 2017-A-B	3.10	% (b)(c)	05/27/2042	1,483,271
5,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-D	1.08%		11/16/2026	4,712,485
10,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-E	2.21	% (b)	02/15/2028	9,336,584
2,490,000	ExteNet LLC, Series 2019-1A-A2	3.20	% (b)	07/26/2049	2,393,052
2,343,299	Foundation Finance Trust, Series 2019-1A-A	3.86	% (b)	11/15/2034	2,318,227
6,229,714	GAIA Aviation Ltd., Series 2019-1-A	3.97	% (b)(k)	12/15/2044	5,679,811
10,000,000	Genesis Sales Finance Master Trust, Series 2021-AA-C	1.65	% (b)	12/21/2026	9,256,761
4,068,144	Global SC Finance SRL, Series 2020-1A-A	2.17	% (b)	10/17/2040	3,729,351
267,352	GLS Auto Receivables Issuer Trust, Series 2020-2A-A	1.58	% (b)	08/15/2024	267,271
1,075,131	HERO Funding Trust, Series 2016-1A-A	4.05	% (b)	09/20/2041	1,071,207
4,011,333	Horizon Aircraft Finance Ltd., Series 2018-1-A	4.46	% (b)	12/15/2038	3,612,490
19,016,253	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43	% (b)	11/15/2039	16,320,053
11,668,125	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (b)	07/30/2047	11,466,417
515,396	Laurel Road Prime Student Loan Trust, Series 2017-B-CFX	3.61	% (b)	08/25/2042	502,222
9,473,816	Lendbuzz Securitization Trust, Series 2022-1A-A	4.22	% (b)	05/17/2027	9,332,314
2,111,356	LendingPoint Asset Securitization Trust, Series 2021-A-A	1.00	% (b)	12/15/2028	2,094,156
14,600,000	LendingPoint Asset Securitization Trust, Series 2021-A-B	1.46	% (b)	12/15/2028	14,139,788
7,651,381	Loanpal Solar Loan Ltd., Series 2020-3GS-A	2.47	% (b)	12/20/2047	6,810,695
4,924,270	Loanpal Solar Loan Ltd., Series 2021-1GS-A	2.29	% (b)	01/20/2048	4,271,252
4,465,818	Lunar Aircraft Ltd., Series 2020-1A-A	3.38	% (b)	02/15/2045	3,891,317
7,800,000	ME Funding LLC, Series 2019-1-A2	6.45	% (b)	07/30/2049	7,787,341
851,341	Mosaic Solar Loan Trust, Series 2017-1A-A	4.45	% (b)	06/20/2042	834,756
6,366,086	Mosaic Solar Loan Trust, Series 2020-2A-B	2.21	% (b)	08/20/2046	5,623,163
4,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68	% (b)	02/18/2042	4,494,711
11,754,537	Oxford Finance Funding LLC, Series 2020-1A-A2	3.10	% (b)	02/15/2028	11,651,209
292,865	Pagaya AI Debt Selection Trust, Series 2019-2-A1	3.93	% (b)	09/15/2026	292,572
165,269	Pagaya AI Debt Selection Trust, Series 2019-3-A	3.82	% (b)	11/16/2026	165,255

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
637,057	Pagaya AI Debt Selection Trust, Series 2020-3-A	2.10	% (b)	05/17/2027	636,572
2,817,576	Pagaya AI Debt Selection Trust, Series 2021-1-A	1.18	% (b)	11/15/2027	2,757,967
11,403,839	Pagaya AI Debt Selection Trust, Series 2021-2-NOTE	3.00	% (b)	01/25/2029	10,811,538
7,499,116	Pagaya AI Debt Selection Trust, Series 2021-5-B	2.63	% (b)	08/15/2029	7,005,605
8,498,998	Pagaya AI Debt Selection Trust, Series 2021-5-C	3.93	% (b)	08/15/2029	7,612,305
16,650,000	Pagaya AI Debt Selection Trust, Series 2022-1-B	3.34	% (b)	10/15/2029	15,220,794
2,121,118	Prosper Marketplace Issuance Trust, Series 2019-2A-C	5.05	% (b)	09/15/2025	2,121,568
11,610,435	Purewest Funding LLC, Series 2021-1-A1	4.09	% (b)	12/22/2036	11,221,808
7,000,000	Santander Drive Auto Receivables Trust, Series 2020-4-D	1.48%		01/15/2027	6,748,916
17,607,092	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	% (b)	03/15/2040	15,471,299
3,144,613	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-C	1.95	% (b)	09/20/2038	2,950,870
26,479,455	SoFi Alternative Consumer Loan Program, Series 2021-2-A	1.25	% (b)	08/15/2030	25,822,658
3,692,494	SoFi Alternative Trust, Series 2019-F-PT1	3.93	% (b)(c)	02/15/2045	3,559,447
23,499,886	SoFi Alternative Trust, Series 2021-1-PT1	9.72	% (b)(c)	05/25/2030	23,497,254
42,580,166	SoFi Alternative Trust, Series 2021-3-A	1.50	% (b)	11/15/2030	41,497,310
16,348,749	SoFi Alternative Trust, Series 2021-A-PT1	1.48	% (b)(c)	03/15/2047	15,127,268
10,344,015	SoFi Alternative Trust, Series 2021-B-PT1	1.76	% (b)(c)	02/15/2047	10,274,782
383,657	SoFi Professional Loan Program, Series 2017-A-A2B	2.40	% (b)	03/26/2040	382,432
1,422,222	START Ireland, Series 2019-1-A	4.09	% (b)	03/15/2044	1,319,801
3,210,634	Start Ltd., Series 2018-1-A	4.09	% (b)	05/15/2043	2,962,622
5,970,000	Taco Bell Funding LLC, Series 2021-1A-A2I	1.95	% (b)	08/25/2051	5,221,224
5,264,813	TAL Advantage LLC, Series 2020-1A-A	2.05	% (b)	09/20/2045	4,782,679
3,200,000	Tesla Auto Lease Trust, Series 2019-A-D	3.37	% (b)	01/20/2023	3,190,171
8,000,000	Theorem Funding Trust, Series 2021-1A-B	1.84	% (b)	12/15/2027	7,340,256
11,436,233	Thunderbolt Aircraft Lease Ltd., Series 2018-A-A	4.15	% (b)(k)	09/15/2038	10,261,320
1,339,286	Thunderbolt Aircraft Lease Ltd., Series 2018-A-B	5.07	% (b)(k)	09/15/2038	1,098,033
6,676,562	TIF Funding LLC, Series 2021-1A-A	1.65	% (b)	02/20/2046	5,756,806
8,455,723	Upgrade Master Credit Pass-Thru Trust, Series 2021-ST3-A	2.50	% (b)	07/15/2027	8,419,811
6,984,467	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	12.99	% (b)(c)	07/15/2027	6,808,543
4,017,953	Upstart Pass-Through Trust, Series 2020-ST2-A	3.50	% (b)	03/20/2028	3,959,914
3,632,274	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	% (b)	12/20/2026	3,491,730
6,420,099	Upstart Pass-Through Trust, Series 2020-ST6-A	3.00	% (b)	01/20/2027	6,189,024
2,910,327	Upstart Pass-Through Trust, Series 2021-ST3-A	2.00	% (b)	05/20/2027	2,797,167
3,107,674	Upstart Securitization Trust, Series 2020-1-B	3.09	% (b)	04/22/2030	3,097,710
2,750,000	Upstart Securitization Trust, Series 2020-3-B	3.01	% (b)	11/20/2030	2,686,653
1,900,000	Upstart Securitization Trust, Series 2021-1-B	1.89	% (b)	03/20/2031	1,828,163
7,170,000	Upstart Securitization Trust, Series 2021-2-B	1.75	% (b)	06/20/2031	6,746,344
3,111,079	Upstart Securitization Trust, Series 2021-3-A	0.83	% (b)	07/20/2031	3,021,781
3,000,000	Upstart Securitization Trust, Series 2021-3-B	1.66	% (b)	07/20/2031	2,766,436
8,000,000	US Auto Funding LLC, Series 2021-1A-B	1.49	% (b)	03/17/2025	7,715,303
15,190,475	WAVE LLC, Series 2019-1-A	3.60	% (b)	09/15/2044	12,417,848
6,522,013	Willis Engine Structured Trust, Series 2020-A-A	3.23	% (b)	03/15/2045	5,494,268

Total Asset Backed Obligations (Cost $557,865,474)					520,867,600

Bank Loans - 10.0%
22,625,774	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%		11/19/2026	21,664,178

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,483,571	Access CIG LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	5.32%		02/27/2025	1,405,312
973,690	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	3.81%		01/05/2026	937,177
9,220,000	Ali Group North America Corporation, Senior Secured First Lien	3.61	% (d)	12/20/2028	8,841,980
	Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan
361,703	(3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.52%		10/08/2027	344,863
3,654	(1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.75%		10/08/2027	3,483
1,766,810	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%		05/09/2025	1,676,261
1,337,828	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	5.42%		05/12/2028	1,229,129
315,000	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	8.49%		06/16/2025	273,151
338,100	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%		02/01/2027	322,887
343,000	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.40%		01/29/2027	303,555
317,599	American Airlines, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.00%)	2.84%		12/15/2023	308,152
1,393,638	Api Group DE, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.17%		10/01/2026	1,343,118
1,625,491	Applied Systems, Inc., Senior Secured First Lien Term Loan (Prime Rate + 2.00%, 0.50% Floor)	6.75%		09/19/2024	1,564,194
1,725,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%		03/11/2025	1,661,175
694,713	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%		01/15/2027	661,717
1,499,400	Arches Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%		12/06/2027	1,371,951
539,033	Arctic Glacier U.S.A., Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.75%		03/20/2024	475,939
901,937	Artera Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.50%		03/06/2025	718,681
17,426,942	Asplundh Tree Expert LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%		09/07/2027	16,871,458
881,575	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%		12/23/2026	801,687
13,320,209	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	3.92%		11/08/2027	12,841,547
665,690	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.57%		12/15/2027	507,589
20,296,726	Axalta Coating Systems Dutch Holding B B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.00%		05/31/2024	19,862,681
777,979	Azalea TopCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.74%		07/24/2026	730,522
6,117,878	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.00%		07/01/2026	5,925,012
2,274,595	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%)	5.05%		06/16/2025	2,156,134
1,046,045	Buckeye Partners, LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.92%		11/02/2026	1,003,388

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
6,338,637	Cable One, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%	05/03/2028	6,116,784
581,150	Cablevision Lightpath LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.57%	11/30/2027	551,369
677,925	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%	07/21/2025	655,130
2,926,015	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%	04/06/2026	2,763,870
155,600	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%	08/12/2026	148,015
6,274,225	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.17%	12/16/2027	5,984,042
1,639,543	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%	10/30/2026	1,555,516
162,525	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.67%	10/30/2026	153,654
431,200	Carnival Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	5.88%	06/30/2025	402,525
1,828,935	Castle US Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%	01/29/2027	1,616,322
4,459,832	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	3.63%	02/22/2028	4,407,986
16,347,570	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	2.81%	02/01/2027	15,626,560
918,375	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.42%	12/01/2027	867,290
1,630,440	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%	04/30/2026	1,526,500
3,825,775	Clean Harbors, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%	10/09/2028	3,804,733
555,836	CMG Media Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%	12/17/2026	513,709
656,688	CNT Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.69%	11/08/2027	625,015
434,988	Connect Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.17%	12/11/2026	401,548
677,925	Conservice Midco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.92%	05/13/2027	644,456
325,506	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	5.42%	11/23/2027	287,259
6,134,824	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.57%	07/17/2025	5,723,791
2,651,426	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.57%	01/15/2026	2,474,125
460,973	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%	03/17/2025	435,908
1,168,409	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.64%	05/01/2024	1,105,507
840,650	DCert Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%	10/16/2026	805,822
821,700	Delta Topco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	5.84%	12/01/2027	746,210

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
408,466	Diamond Sports Group LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	4.43%	08/24/2026	99,392
270,537	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%	04/06/2026	250,246
503,198	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%	04/06/2026	465,458
822,974	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.01%	02/06/2025	775,653
21,496,177	Elanco Animal Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	2.81%	07/30/2027	20,359,567
	Element Solutions, Inc., Senior Secured First Lien Term Loan
617,887	(1 Month LIBOR USD + 2.00%)	3.67%	01/30/2026	611,476
1,147,503	(1 Month LIBOR USD + 2.00%)	3.06%	01/30/2026	1,135,598
10,093,312	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	3.88%	12/22/2027	9,607,622
128,363	eResearchTechnology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.17%	02/04/2027	118,923
1,122,956	EW Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.75% Floor)	4.42%	01/07/2028	1,065,876
1,607,789	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.75%	12/02/2024	1,543,477
622,670	Exgen Renewables LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 1.00% Floor)	4.08%	12/15/2027	602,433
1,511,339	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.06%	03/31/2025	1,434,691
697,366	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.42%	01/29/2027	670,842
17,359,346	Fleetcor Technologies Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	04/28/2028	16,740,919
3,799,923	Focus Financial Partners LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	4.17%	06/30/2028	3,648,724
1,729,700	Froneri US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.92%	01/29/2027	1,596,375
5,771,270	Gardner Denver, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	3.38%	03/01/2027	5,544,748
383,133	Generac Power Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	2.81%	12/11/2026	382,774
1,157,876	Getty Images, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	6.13%	02/19/2026	1,122,561
1,088,425	Global Medical Response, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%	10/02/2025	1,015,299
20,635,385	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	02/15/2024	20,003,427
999,600	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%	08/10/2027	963,240
1,784,016	GOBP Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.42%	10/22/2025	1,709,685
1,749,948	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.42%	10/10/2025	1,605,577
1,102,973	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.31%	09/30/2026	1,044,377
2,378,074	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	3.56%	01/02/2026	2,297,814

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
4,472,525	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.06%	12/01/2028	4,292,416
3,524,885	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%	11/15/2027	3,340,287
1,980,038	Herman Miller, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.69%	07/19/2028	1,823,496
1,401,888	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	5.35%	05/23/2025	1,264,033
1,420,886	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.37%	06/22/2026	1,369,315
16,877,520	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%, 0.50% Floor)	3.38%	03/15/2028	16,344,865
1,499,987	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.17%	07/01/2024	1,451,448
451,053	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	7.92%	07/07/2025	444,287
11,848,560	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	4.56%	07/03/2028	11,477,463
1,785,525	ICU Medical, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	4.55%	01/08/2029	1,725,264
663,931	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%	05/01/2026	618,565
1,642,511	IQVIA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	01/17/2025	1,597,342
18,290,634	IQVIA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.00%	06/11/2025	17,818,186
1,038,288	IRB Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.42%	02/05/2025	987,023
837,250	IRB Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	4.24%	12/15/2027	788,062
1,774,529	IRI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.92%	12/01/2025	1,756,784
13,207,867	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	01/02/2026	12,683,646
19,250,384	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.80%	05/01/2026	18,612,715
1,265,863	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.03%	12/11/2026	1,141,492
4,669,683	KFC Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.36%	03/15/2028	4,622,006
21,117,502	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	03/01/2027	19,621,750
431,762	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.92%	03/24/2025	418,541
1,668,838	Lumen Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.31%	03/15/2027	1,538,978
951,473	Lummus Technology Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%	06/30/2027	881,983
266,129	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	3.85%	10/19/2027	253,488
2,048,872	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	08/29/2025	1,959,234

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,027,604	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.92%		08/31/2026	932,550
881,867	Messer Industries GMBH, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.75%		03/02/2026	845,216
1,492,275	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	6.25%		10/01/2027	1,415,333
735,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.31%		06/21/2027	728,018
1,726,668	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.38%		03/27/2026	1,638,893
1,187,873	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%		05/14/2026	1,126,252
450,787	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.17%		10/19/2026	434,671
471,663	NCR Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	3.74%		08/28/2026	459,083
7,407,758	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.17%		09/18/2026	7,321,828
18,615,000	NortonLifeLock, Inc., Senior Secured First Lien	3.69	% (d)	01/28/2029	17,698,211
459,188	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	6.00%		11/30/2027	435,367
488,812	PAI HoldCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.99%		10/28/2027	462,539
481,378	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.17%		05/29/2026	462,390
867,300	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	4.69%		06/23/2025	820,574
516,514	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.81%		03/03/2025	392,551
20,300,366	Pilot Travel Centers LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	3.53%		08/04/2028	19,503,577
449,313	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	5.94%		12/29/2027	426,097
2,952,076	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	4.56%		07/03/2028	2,859,617
696,782	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.42%		03/11/2026	654,041
1,223,625	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%		07/31/2026	1,160,149
978,537	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	4.56%		02/12/2027	885,576
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
988,003	(1 Month LIBOR USD + 4.25%)	5.89%		07/09/2025	890,932
841,633	(1 Month LIBOR USD + 4.25%)	5.85%		07/09/2025	758,942
1,232,121	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	4.81%		11/14/2025	1,153,092
1,665,212	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%		05/30/2025	1,581,952
112,512	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 0.00%)	3.25%		04/25/2024	28,690
18,320,618	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%		02/04/2027	17,658,602

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
554,393	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%	02/22/2024	526,934
1,229,021	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	6.75%	11/01/2024	1,125,329
1,055,355	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%	12/31/2025	993,880
1,824,034	Select Medical Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.17%	03/06/2025	1,751,072
10,365,000	Setanta Aircraft Leasing DAC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	4.25%	11/02/2028	9,889,972
1,684,871	Severin Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.62%	08/01/2025	1,618,538
1,188,236	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.17%	09/30/2026	1,087,236
928,063	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	04/17/2026	894,838
645,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.81%	10/20/2027	642,581
	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan
391,854	(1 Month LIBOR USD + 2.50%)	4.17%	01/23/2025	368,343
1,007,624	(3 Month LIBOR USD + 2.50%)	4.17%	01/23/2025	947,166
1,773,101	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	5.50%	10/07/2027	1,658,967
1,892,416	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.42%	06/27/2025	1,707,905
4,043,725	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	04/16/2025	3,856,723
7,346,666	Standard Industries, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.50%, 0.50% Floor)	3.79%	09/22/2028	7,118,405
16,147,020	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	3.26%	07/21/2026	15,403,127
395,938	Sunshine Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	6.00%	10/01/2026	367,797
	TAMKO Building Products LLC, Senior Secured First Lien Term Loan
205,509	(3 Month LIBOR USD + 3.00%)	5.25%	05/29/2026	193,178
214,072	(3 Month LIBOR USD + 3.00%)	4.57%	05/29/2026	201,228
436,707	(3 Month LIBOR USD + 3.00%)	4.24%	05/29/2026	410,504
822,116	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.42%	02/06/2024	734,663
1,920,041	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.87%	02/06/2026	1,816,838
1,108,195	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.17%	04/07/2028	1,028,544
1,322,288	TIBCO Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%	06/30/2026	1,300,596
165,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	8.31%	03/03/2028	162,814
1,367,952	Titan Acquisition Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	5.88%	03/28/2025	1,258,803
1,734,343	TK Elevator Midco GMBH, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.50% Floor)	4.02%	07/30/2027	1,629,207

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
13,114,542	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	11/13/2026	12,415,143
4,459,734	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	3.92%	12/01/2028	4,262,770
802,265	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%	01/25/2024	719,531
648,461	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.51%	02/28/2025	643,193
1,636,182	UFC Holdings LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 0.75% Floor)	3.50%	04/29/2026	1,529,012
910,715	UKG, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%	05/04/2026	863,135
1,246,112	UKG, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	4.21%	05/04/2026	1,170,766
198,113	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.89%	10/22/2025	191,426
2,885,850	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	06/02/2028	2,842,101
336,375	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%	07/01/2026	331,091
650,121	Upstream Newco, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	5.40%	11/20/2026	596,895
2,552,813	US Foods, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	3.57%	09/14/2026	2,412,740
	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan
311,179	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.74%	10/28/2024	295,814
337,111	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.75%	10/28/2024	320,466
1,810,549	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%	08/27/2025	1,738,127
461,149	Victory Capital Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	3.22%	07/01/2026	443,856
2,694,290	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	3.82%	01/31/2028	2,531,123
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
3,946,529	(1 Month LIBOR USD + 1.75%)	3.27%	12/31/2025	3,788,668
15,786,116	(1 Month LIBOR USD + 1.75%)	3.42%	12/31/2025	15,154,671
2,198,950	Walker & Dunlop, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	3.88%	12/15/2028	2,110,992
1,192,503	Wand NewCo, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%	02/05/2026	1,110,894
21,911,030	WMG Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.13%)	3.79%	01/20/2028	21,103,061
889,445	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	4.56%	09/30/2026	840,112
235,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	3.82%	04/28/2028	219,817
2,786,000	Zodiac Pool Solutions LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%, 0.50% Floor)	3.63%	01/29/2029	2,711,126

Total Bank Loans (Cost $637,494,055)				612,776,471

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Collateralized Loan Obligations - 21.6%
27,000,000	37 Capital, Series 2021-1A-A (Secured Overnight Financing Rate 3 Month + 1.20%, 1.20% Floor)	2.05	% (b)	10/15/2034	26,218,003
14,000,000	AGL Ltd., Series 2020-3A-A (3 Month LIBOR USD + 1.30%, 1.30% Floor)	2.34	% (b)	01/15/2033	13,705,362
20,000,000	AIG LLC, Series 2018-1A-A1R (3 Month LIBOR USD + 1.12%, 1.12% Floor)	2.18	% (b)	04/20/2032	19,561,293
10,000,000	AIG LLC, Series 2021-2A-A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	2.23	% (b)	07/20/2034	9,710,570
12,250,000	Allegro Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%, 1.10% Floor)	2.14	% (b)	06/13/2031	11,998,875
12,000,000	Allegro Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.21	% (b)	07/20/2032	11,745,097
2,245,185	Anchorage Capital Ltd., Series 2014-3RA-A (3 Month LIBOR USD + 1.05%)	2.29	% (b)	01/28/2031	2,207,681
25,000,000	Anchorage Capital Ltd., Series 2016-9A-AR2 (3 Month LIBOR USD + 1.14%, 1.14% Floor)	2.18	% (b)	07/15/2032	24,400,365
23,000,000	Anchorage Capital Ltd., Series 2021-19A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	1.37	% (b)	10/15/2034	22,293,900
5,000,000	Apidos, Series 2021-35A-A (3 Month LIBOR USD + 1.05%, 1.05% Floor)	2.11	% (b)	04/20/2034	4,837,760
6,656,519	Atlas Senior Loan Fund Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.83%)	2.27	% (b)	11/17/2027	6,598,809
2,799,276	Atlas Senior Loan Fund Ltd., Series 2018-10A-A (3 Month LIBOR USD + 1.09%)	2.13	% (b)	01/15/2031	2,757,947
2,000,000	Atlas Senior Loan Fund Ltd., Series 2018-11A-B (3 Month LIBOR USD + 1.65%)	2.86	% (b)	07/26/2031	1,920,000
20,000,000	Bain Capital Credit Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.13%)	2.17	% (b)	04/19/2034	19,408,271
2,500,000	Barings Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	4.01	% (b)	10/20/2030	2,312,062
32,000,000	Battalion Ltd., Series 2017-11A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.33	% (b)	04/24/2034	31,079,315
18,000,000	Battalion Ltd., Series 2020-15A-A1 (3 Month LIBOR USD + 1.35%, 1.35% Floor)	2.39	% (b)	01/17/2033	17,656,927
10,000,000	Battalion Ltd., Series 2021-20A-A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	2.22	% (b)	07/15/2034	9,706,911
14,000,000	Benefit Street Partners Ltd., Series 2021-24A-A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	2.23	% (b)	10/20/2034	13,575,777
20,000,000	BlueMountain Ltd., Series 2021-31A-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.19	% (b)	04/19/2034	19,424,822
20,000,000	Bridge Street Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	2.29	% (b)	07/20/2034	19,457,213
10,000,000	Carbone Ltd., Series 2017-1A-A1 (3 Month LIBOR USD + 1.14%)	2.20	% (b)	01/20/2031	9,810,075
5,000,000	Carlyle Global Market Strategies Ltd., Series 2016-1A-A1R2 (3 Month LIBOR USD + 1.14%, 1.14% Floor)	2.20	% (b)	04/20/2034	4,847,500
11,000,000	CarVal Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	2.24	% (b)	07/20/2034	10,687,616
9,850,000	Cathedral Lake Ltd., Series 2021-7RA-A (3 Month LIBOR USD + 1.31%, 1.31% Floor)	2.35	% (b)	01/15/2032	9,686,760
20,000,000	Cathedral Lake Ltd., Series 2021-8A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	2.28	% (b)	01/20/2035	19,427,443
20,000,000	CBAM Ltd., Series 2017-2A-AR (3 Month LIBOR USD + 1.19%, 1.19% Floor)	2.23	% (b)	07/17/2034	19,410,000

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
20,000,000	CBAM Ltd., Series 2019-10A-A1R (3 Month LIBOR USD + 1.12%, 1.12% Floor)	2.18	% (b)	04/20/2032	19,626,329
13,595,693	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	2.34	% (b)	07/13/2029	13,546,908
10,350,000	CFIP Ltd., Series 2017-1A-AR (3 Month LIBOR USD + 1.23%, 1.23% Floor)	2.27	% (b)	10/18/2034	10,065,724
1,800,000	CIFC Funding Ltd., Series 2014-5A-BR2 (3 Month LIBOR USD + 1.80%, 1.80% Floor)	2.84	% (b)	10/17/2031	1,736,070
25,000,000	CQS Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.22%, 1.22% Floor)	2.28	% (b)	01/20/2035	24,279,602
11,000,000	CQS Ltd., Series 2021-1A-B (3 Month LIBOR USD + 1.88%, 1.88% Floor)	2.94	% (b)	01/20/2035	10,496,661
25,000,000	Dryden Ltd., Series 2020-85A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.19	% (b)	10/15/2035	24,186,452
5,000,000	Dryden Senior Loan Fund, Series 2013-28A-A1LR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.61	% (b)	08/15/2030	4,944,873
20,000,000	Elevation Ltd., Series 2018-9A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	2.16	% (b)	07/15/2031	19,634,575
27,500,000	Galaxy Ltd., Series 2016-22A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.24	% (b)	04/16/2034	26,761,595
12,000,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	2.24	% (b)	10/20/2031	11,807,356
17,500,000	Gulf Stream Meridian Ltd., Series 2021-4A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.24	% (b)	07/15/2034	17,010,000
13,500,000	Gulf Stream Meridian Ltd., Series 2021-IIIA-A1 (3 Month LIBOR USD + 1.32%, 1.32% Floor)	2.36	% (b)	04/15/2034	13,206,772
184,412	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D (3 Month LIBOR USD + 3.80%)	5.09	% (b)	08/01/2025	139,440
344,469	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	1.94	% (b)	10/18/2027	345,237
9,500,000	Hayfin Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	2.18	% (b)	04/20/2031	9,352,707
6,500,000	Hayfin Ltd., Series 2018-8A-B (3 Month LIBOR USD + 1.48%, 1.48% Floor)	2.54	% (b)	04/20/2031	6,215,567
15,000,000	Jamestown Ltd., Series 2016-9A-A1RR (3 Month LIBOR USD + 1.24%, 1.24% Floor)	2.42	% (b)	07/25/2034	14,597,298
1,755,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.33	% (b)	04/25/2030	1,734,273
20,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.19	% (b)	10/15/2031	19,614,815
14,000,000	Logan Ltd., Series 2022-1A-B (Secured Overnight Financing Rate 3 Month + 2.05%, 2.05% Floor)	3.64	% (b)	04/21/2035	13,326,580
3,000,000	Madison Park Funding Ltd., Series 2017-26A-BR (3 Month LIBOR USD + 1.60%)	2.84	% (b)	07/29/2030	2,895,602
19,000,000	Madison Park Funding Ltd., Series 2019-34A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	2.30	% (b)	04/25/2032	18,591,887
1,989,878	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%)	2.37	% (b)	11/21/2027	1,989,847
8,625,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	2.79	% (b)	04/15/2029	8,458,133
4,500,000	Marble Point Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	2.22	% (b)	12/18/2030	4,423,500
25,000,000	Marble Point Ltd., Series 2018-2A-A1R (3 Month LIBOR USD + 1.28%, 1.28% Floor)	2.34	% (b)	01/20/2032	24,412,500

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
29,500,000	Marble Point Ltd., Series 2020-1A-A (3 Month LIBOR USD + 1.30%, 1.30% Floor)	2.36	% (b)	04/20/2033	28,856,942
25,000,000	Marble Point Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.38	% (b)	07/25/2034	24,300,259
23,000,000	Marble Point Ltd., Series 2021-3A-A1 (3 Month LIBOR USD + 1.24%, 1.24% Floor)	2.28	% (b)	10/17/2034	22,365,023
25,000,000	MKS Ltd., Series 2017-1A-AR (3 Month LIBOR USD + 1.00%, 1.00% Floor)	2.06	% (b)	07/20/2030	24,695,127
6,500,000	MKS Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	2.25	% (b)	01/20/2031	6,424,077
2,000,000	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%)	2.31	% (b)	10/20/2030	1,975,581
10,000,000	MP Ltd., Series 2015-2A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.44	% (b)	04/28/2034	9,619,479
22,600,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%)	2.19	% (b)	07/15/2031	22,194,344
12,000,000	New Mountain Ltd., Series CLO-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	2.23	% (b)	04/15/2034	11,635,825
8,898,846	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%)	2.68	% (b)	11/15/2030	8,790,429
4,914,578	Ocean Trails, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	2.30	% (b)	10/13/2031	4,826,237
15,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.19	% (b)	07/15/2031	14,753,802
8,500,000	OHA Credit Funding Ltd., Series 2012-7A-AR3 (3 Month LIBOR USD + 1.07%, 1.07% Floor)	2.55	% (b)	02/20/2034	8,231,219
17,500,000	Palmer Square Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.19	% (b)	07/15/2034	16,992,219
15,000,000	Park Avenue Institutional Advisers Ltd., Series 2016-1A-A1R (3 Month LIBOR USD + 1.20%)	2.70	% (b)	08/23/2031	14,737,500
10,000,000	Rad Ltd., Series 2020-7A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.24	% (b)	04/17/2033	9,791,511
18,875,000	RR Ltd., Series 2021-14A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	2.16	% (b)	04/15/2036	18,302,205
14,000,000	Sandstone Peak Ltd., Series 2021-1A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	2.26	% (b)	10/15/2034	13,611,445
25,000,000	Shackleton Ltd., Series 2015-7RA-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.19	% (b)	07/15/2031	24,608,150
7,630,000	Sound Point Ltd., Series 2013-3RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.19	% (b)	04/18/2031	7,520,092
10,100,000	Sound Point Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	2.39	% (b)	10/26/2031	9,906,973
25,000,000	Sound Point Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	2.21	% (b)	07/15/2034	24,125,000
10,000,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	2.17	% (b)	04/21/2031	9,898,519
8,000,000	Steele Creek Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	2.95	% (b)	06/15/2031	7,873,926
10,000,000	Steele Creek Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.25%)	2.29	% (b)	10/15/2030	9,887,161
6,000,000	Steele Creek Ltd., Series 2018-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.66	% (b)	08/18/2031	5,911,773
11,000,000	Steele Creek Ltd., Series 2019-1A-BR (3 Month LIBOR USD + 1.80%, 1.80% Floor)	2.84	% (b)	04/15/2032	10,566,389

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
18,000,000	Steele Creek Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	2.21	% (b)	07/15/2032	17,599,216
9,000,000	Steele Creek Ltd., Series 2019-2A-BR (3 Month LIBOR USD + 1.85%, 1.85% Floor)	2.89	% (b)	07/15/2032	8,652,073
25,000,000	Symphony Ltd., Series 2014-15A-AR3 (3 Month LIBOR USD + 1.08%, 1.08% Floor)	2.12	% (b)	01/17/2032	24,500,000
14,500,000	THL Credit Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	2.18	% (b)	01/15/2031	14,253,500
20,000,000	Trestles Ltd., Series 2021-4A-A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	2.27	% (b)	07/21/2034	19,421,373
20,000,000	Trimaran CAVU LLC, Series 2021-3A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	2.25	% (b)	01/18/2035	19,411,148
10,000,000	Venture Ltd., Series 2014-19A-ARR (3 Month LIBOR USD + 1.26%, 1.26% Floor)	2.30	% (b)	01/15/2032	9,760,000
8,500,000	Venture Ltd., Series 2017-29A-AR (3 Month LIBOR USD + 0.99%, 0.99% Floor)	2.40	% (b)	09/07/2030	8,384,618
10,000,000	Venture Ltd., Series 2018-34A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	2.27	% (b)	10/15/2031	9,850,960
3,948,182	Vibrant Ltd., Series 2015-3A-A1RR (3 Month LIBOR USD + 1.25%)	2.31	% (b)	10/20/2031	3,887,688
10,000,000	Vibrant Ltd., Series 2018-10A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.26	% (b)	10/20/2031	9,780,060
15,000,000	Wellfleet Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.26	% (b)	10/20/2031	14,753,570
10,000,000	Wellfleet Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	2.31	% (b)	01/20/2032	9,824,740
4,000,000	Wellfleet Ltd., Series 2019-XA-A1R (3 Month LIBOR USD + 1.17%)	2.23	% (b)	07/20/2032	3,886,000
17,500,000	Wellfleet Ltd., Series 2020-1A-A1A (3 Month LIBOR USD + 1.31%, 1.31% Floor)	2.35	% (b)	04/15/2033	17,124,294
18,990,000	Wellfleet Ltd., Series 2020-2A-AR (3 Month LIBOR USD + 1.22%, 1.22% Floor)	2.26	% (b)	07/15/2034	18,482,037
50,000,000	Whitebox Ltd., Series 2021-3A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	2.26	% (b)	10/15/2034	48,622,612
6,000,000	Whitehorse Ltd., Series 2018-12A-A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	2.29	% (b)	10/15/2031	5,872,500

Total Collateralized Loan Obligations (Cost $1,356,607,333)					1,324,314,253

Foreign Corporate Bonds - 8.5%
2,600,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	2,534,439
8,315,000	AerCap Global Aviation Trust	1.75%		10/29/2024	7,679,015
3,850,000	AES Andes S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	3,419,126
1,250,000	AI Candelaria Spain S.A.	7.50%		12/15/2028	1,122,713
7,685,000	AstraZeneca PLC	3.50%		08/17/2023	7,709,892
1,145,000	Avolon Holdings Funding Ltd.	5.13	% (b)	10/01/2023	1,134,023
2,800,000	Axiata SPV2 BHD	4.36%		03/24/2026	2,834,650
3,100,000	Banco Bilbao Vizcaya Argentaria Colombia S.A.	4.88%		04/21/2025	2,958,268
5,000,000	Banco Bradesco S.A.	3.20%		01/27/2025	4,783,275
1,000,000	Banco Continental SAECA	2.75%		12/10/2025	851,735
1,850,000	Banco Continental SAECA	2.75	% (b)	12/10/2025	1,575,710
5,700,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25	% (b)	09/30/2031	5,004,372

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
200,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	175,592
3,550,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	3,250,025
1,800,000	Banco del Estado de Chile	2.70%		01/09/2025	1,707,028
3,300,000	Banco do Brasil S.A.	3.25	% (b)	09/30/2026	2,986,945
3,350,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	3,109,102
1,968,000	Banco Internacional del Peru S.A.A. Interbank (3 Month LIBOR USD + 5.76%)	6.63%		03/19/2029	1,965,324
500,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38	% (b)	09/14/2025	455,209
300,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38%		09/14/2025	273,125
2,500,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88	% (a)	07/06/2022	2,479,700
900,000	Banco Santander Chile	2.70%		01/10/2025	862,555
3,800,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	3,551,100
7,100,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	6,207,565
7,645,000	Bank of Montreal	1.50%		01/10/2025	7,223,676
6,195,000	Bank of Nova Scotia	0.55%		09/15/2023	5,992,799
8,360,000	Barclays PLC (1 Year CMT Rate + 0.80%)	1.01%		12/10/2024	7,940,392
2,030,000	BAT Capital Corporation	2.79%		09/06/2024	1,965,723
6,650,000	BAT International Finance PLC	1.67%		03/25/2026	5,895,668
200,000	BBVA Bancomer S.A.	1.88%		09/18/2025	181,614
2,330,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	2,166,411
6,855,000	BNP Paribas S.A. (3 Month LIBOR USD + 2.24%)	4.71	% (b)	01/10/2025	6,856,837
5,180,000	BOC Aviation Corporation	1.63	% (b)	04/29/2024	4,965,450
7,335,000	BPCE S.A.	2.38	% (b)	01/14/2025	6,971,900
500,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	500,792
1,000,000	Camposol S.A.	6.00%		02/03/2027	842,369
4,200,000	Canadian Imperial Bank of Commerce	0.45%		06/22/2023	4,071,420
8,350,000	Canadian Pacific Railway Company	1.35%		12/02/2024	7,864,519
5,600,000	Chile Electricity PEC S.p.A.	0.00	% (b)	01/25/2028	4,134,359
8,240,000	Commonwealth Bank of Australia (Secured Overnight Financing Rate + 0.40%)	1.16	% (b)	07/07/2025	8,087,515
2,850,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	2,750,236
5,095,000	Daimler Trucks Finance North America LLC	1.63	% (b)	12/13/2024	4,794,697
1,500,000	DBS Group Holdings Ltd.	1.17	% (b)	11/22/2024	1,422,735
7,850,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	7,145,188
510,115	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK)	8.00	% (b)	04/01/2025	359,825
194,773	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	% (a)(b)	07/18/2022	91,056
4,500,000	Ecopetrol S.A.	5.88%		09/18/2023	4,519,642
6,450,000	Ecopetrol S.A.	4.13%		01/16/2025	5,988,180
1,344,177	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	1,229,102
2,706,550	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	2,280,249
100,000	Enbridge, Inc.	4.00%		10/01/2023	100,432
4,110,000	Enbridge, Inc.	0.55%		10/04/2023	3,959,950
4,155,000	Enbridge, Inc.	2.50%		02/14/2025	3,992,168
9,904,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	9,766,532
1,300,000	Equate Petrochemical B.V.	4.25%		11/03/2026	1,277,305

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,254,779	Fenix Power Peru S.A.	4.32%		09/20/2027	5,858,821
1,550,000	Freeport Indonesia PT	4.76	% (b)	04/14/2027	1,491,100
1,500,000	Freeport-McMoRan, Inc.	5.00%		09/01/2027	1,490,797
700,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	650,951
10,971,846	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	10,213,658
362,000	Geopark Ltd.	6.50%		09/21/2024	367,229
1,650,000	Glencore Funding LLC	4.13	% (b)	05/30/2023	1,647,442
1,565,000	Glencore Funding LLC	4.13	% (b)	03/12/2024	1,558,198
4,211,000	Glencore Funding LLC	4.00	% (b)	04/16/2025	4,163,540
4,723,487	GNL Quintero S.A.	4.63%		07/31/2029	4,543,688
275,000	Gold Fields Orogen Holdings BVI Ltd.	5.13%		05/15/2024	277,645
500,000	Grupo Aval Ltd.	4.75%		09/26/2022	498,970
2,000,000	Grupo de Inversiones Suramericana S.A.	5.50%		04/29/2026	1,885,896
2,552,000	Guacolda Energia S.A.	4.56%		04/30/2025	902,931
6,920,000	HSBC Holdings PLC (Secured Overnight Financing Rate + 0.58%)	1.16%		11/22/2024	6,611,263
3,114,400	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	2,857,462
1,000,000	Indonesia Asahan Aluminium Persero PT	4.75%		05/15/2025	995,035
5,000,000	Inkia Energy Ltd.	5.88%		11/09/2027	4,585,000
723,630	Interoceanica Finance Ltd.	0.00%		11/30/2025	669,358
35,034	Invepar Holdings	0.00	% (e)(f)	12/30/2028	–
750,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 2.82%)	4.50%		11/21/2029	705,176
11,900,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	10,486,875
3,425,000	JDE Peet’s NV	0.80	% (b)	09/24/2024	3,185,437
2,000,000	Kallpa Generacion S.A.	4.88%		05/24/2026	1,920,000
5,700,000	Korea Development Bank	1.25%		06/03/2025	5,341,157
1,000,000	Korea Development Bank	0.80%		04/27/2026	906,163
4,650,000	Korea Development Bank	1.00%		09/09/2026	4,199,790
4,000,000	Korea East-West Power Company Ltd.	1.75	% (b)	05/06/2025	3,775,985
3,400,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	3,209,587
3,550,000	Korea Electric Power Corporation	1.13	% (b)	06/15/2025	3,290,193
6,200,000	Korea Electric Power Corporation	1.13%		06/15/2025	5,746,253
2,300,000	Korea Hydro & Nuclear Power Company Ltd.	1.25	% (b)	04/27/2026	2,093,849
4,200,000	Korea Southern Power Company Ltd.	0.75	% (b)	01/27/2026	3,777,883
10,115,000	KT Corporation	1.00%		09/01/2025	9,265,845
1,500,000	KT Corporation	2.50%		07/18/2026	1,420,075
6,300,000	LG Chem Ltd.	3.25%		10/15/2024	6,228,289
7,225,000	Lloyds Banking Group PLC (1 Year CMT Rate + 0.55%)	0.70%		05/11/2024	7,015,856
4,435,000	Macquarie Bank Ltd.	2.10	% (b)	10/17/2022	4,422,137
3,080,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.33%)	4.15	% (b)	03/27/2024	3,081,803
5,400,000	MEGlobal Canada ULC	5.00	% (b)	05/18/2025	5,460,080
400,000	MEGlobal Canada ULC	5.00%		05/18/2025	404,450
600,000	Mercury Chile Holdco LLC	6.50%		01/24/2027	521,052
1,500,000	Mercury Chile Holdco LLC	6.50	% (b)	01/24/2027	1,302,630
450,000	Millicom International Cellular S.A.	6.63%		10/15/2026	430,129
2,205,000	Millicom International Cellular S.A.	5.13%		01/15/2028	1,897,965
6,100,000	Minejesa Capital B.V.	4.63%		08/10/2030	5,495,490

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,076,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	2.07%		07/26/2023	9,075,701
7,080,000	Mizuho Financial Group, Inc. (Secured Overnight Financing Rate + 0.96%)	2.22%		05/22/2026	6,909,382
7,965,000	NatWest Group PLC (3 Month LIBOR USD + 1.55%)	3.75%		06/25/2024	7,974,264
5,000,000	NongHyup Bank	1.25%		07/20/2025	4,622,936
4,000,000	NongHyup Bank	1.25	% (b)	07/20/2025	3,698,349
500,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	484,510
4,333,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	3,860,681
400,000	Orbia Advance Corporation S.A.B. de C.V.	1.88%		05/11/2026	357,672
10,400,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	9,608,196
1,900,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (b)	09/10/2030	1,755,343
1,600,000	Pertamina Persero PT	4.30%		05/20/2023	1,605,488
7,600,000	Pertamina Persero PT	1.40%		02/09/2026	6,761,967
1,046,012	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	992,963
200,000	Petrobras Global Finance B.V.	6.25%		03/17/2024	204,754
9,000,000	Petronas Capital Ltd.	3.50%		03/18/2025	8,929,029
2,450,000	PSA Treasury Pte Ltd.	2.50%		04/12/2026	2,364,978
6,000,000	Qatar Energy	1.38%		09/12/2026	5,408,946
1,700,000	Qatar Energy	1.38	% (b)	09/12/2026	1,532,535
4,600,000	Reliance Industries Ltd.	4.13%		01/28/2025	4,600,589
9,050,000	Royal Bank of Canada (Secured Overnight Financing Rate + 0.53%)	1.46%		01/20/2026	8,813,774
8,700,000	SA Global Sukuk Ltd.	1.60%		06/17/2026	7,945,310
1,500,000	SA Global Sukuk Ltd.	1.60	% (b)	06/17/2026	1,369,881
5,716,000	Sable International Finance Ltd.	5.75%		09/07/2027	5,253,633
8,000,000	Scotiabank Peru S.A.A. (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	7,948,867
1,400,000	SingTel Group Treasury Pte Ltd.	3.25%		06/30/2025	1,385,679
4,855,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	4,611,473
1,800,000	Sociedad Quimica y Minera de Chile S.A.	4.38%		01/28/2025	1,784,529
7,080,000	Sumitomo Mitsui Trust Bank Ltd.	0.80	% (b)	09/12/2023	6,848,152
9,200,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	8,875,470
8,010,000	Toronto-Dominion Bank	0.70%		09/10/2024	7,524,658
4,300,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	4,069,886
7,185,000	UBS Group AG (1 Year CMT Rate + 0.83%)	1.01	% (b)	07/30/2024	6,961,224
4,850,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	4,814,618
7,900,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	7,156,215
1,500,000	Vedanta Resources Ltd.	7.13%		05/31/2023	1,222,643
200,000	Vedanta Resources Ltd.	6.13%		08/09/2024	121,769
801,000	Volkswagen Group of America Finance LLC	4.25	% (b)	11/13/2023	801,485
6,950,000	Volkswagen Group of America Finance LLC	0.88	% (b)	11/22/2023	6,664,135
4,445,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	3,213,730
500,000	VTR Finance NV	6.38%		07/15/2028	357,559

Total Foreign Corporate Bonds (Cost $557,718,934)					519,315,335

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.4%
800,000	Abu Dhabi Government International Bond	2.50	% (b)	04/16/2025	776,873
9,500,000	Brazilian Government International Bond	2.88%		06/06/2025	8,968,012
2,400,000	Chile Government International Bond	3.13%		01/21/2026	2,317,842
500,000	Colombia Government International Bond	2.63%		03/15/2023	492,150
10,300,000	Colombia Government International Bond	4.50%		01/28/2026	9,683,150
5,100,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	5,041,247
2,400,000	Panama Government International Bond	4.00%		09/22/2024	2,397,143
7,500,000	Panama Government International Bond	3.75%		03/16/2025	7,415,411
7,000,000	Perusahaan Penerbit SBSN Indonesia III	2.30%		06/23/2025	6,651,750
2,500,000	Perusahaan Penerbit SBSN Indonesia III	1.50	% (b)	06/09/2026	2,250,000
1,000,000	Perusahaan Penerbit SBSN Indonesia III	1.50%		06/09/2026	900,000
11,800,000	Peruvian Government International Bond	2.39%		01/23/2026	10,982,655
11,900,000	Qatar Government International Bond	3.25%		06/02/2026	11,754,463
3,000,000	Republic of South Africa Government Bond	4.67%		01/17/2024	2,983,356
1,500,000	Republic of South Africa Government Bond	4.88%		04/14/2026	1,425,330
10,600,000	Saudi Government International Bond	3.25%		10/26/2026	10,369,959

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $91,992,864)					84,409,341

Non-Agency Commercial Mortgage Backed Obligations - 15.6%
3,553,000	20 Times Square Trust, Series 2018-20TS-F	3.20	% (b)(c)	05/15/2035	3,339,083
3,392,000	20 Times Square Trust, Series 2018-20TS-G	3.20	% (b)(c)	05/15/2035	3,160,355
2,000,000	Alen Mortgage Trust, Series 2021-ACEN-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	2.97	% (b)	04/15/2034	1,922,006
8,415,000	Alen Mortgage Trust, Series 2021-ACEN-D (1 Month LIBOR USD + 3.10%, 3.10% Floor)	4.42	% (b)	04/15/2034	8,006,358
40,902,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XD	0.59	% (b)(c)(g)	05/15/2053	1,388,218
113,067,884	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XA	1.23	% (b)(c)(g)	06/15/2054	8,211,284
2,000,000	Arbor Realty Ltd., Series 2020-FL1-B (Secured Overnight Financing Rate 1 Month + 1.91%, 1.80% Floor)	3.19	% (b)	02/15/2035	1,972,370
2,830,000	Arbor Realty Ltd., Series 2020-FL1-D (Secured Overnight Financing Rate 1 Month + 2.56%, 2.45% Floor)	3.84	% (b)	02/15/2035	2,750,783
12,000,000	AREIT Trust, Series 2019-CRE3-C (Secured Overnight Financing Rate 1 Month + 2.01%, 1.90% Floor)	3.35	% (b)	09/14/2036	11,909,220
1,251,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.65% Floor)	4.10	% (b)	09/14/2036	1,228,621
9,763,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	4.72	% (b)	06/15/2035	8,927,602
3,100,000	BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	3.32	% (b)	09/15/2038	2,985,509
197,563,060	BANK, Series 2021-BN35-XA	1.16	% (c)(g)	06/15/2064	12,943,482
178,737,626	BANK, Series 2021-BN36-XA	1.02	% (c)(g)	09/15/2064	9,436,346
15,176,000	BBCMS Mortgage Trust, Series 2018-TALL-F (1 Month LIBOR USD + 3.24%, 3.24% Floor)	4.56	% (b)	03/15/2037	12,448,307
11,001,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.17	% (b)	11/15/2034	10,222,053
29,456,500	BBCMS Mortgage Trust, Series 2021-C10-XB	1.15	% (c)(g)	07/15/2054	2,146,413
21,205,000	BBCMS Mortgage Trust, Series 2021-C10-XD	1.82	% (b)(c)(g)	07/15/2054	2,490,926

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,983,908	BB-UBS Trust, Series 2012-TFT-TE	3.68	% (b)(c)(e)	06/05/2030	5,255,409
2,000,000	BDS Ltd., Series 2019-FL4-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	3.27	% (b)	08/15/2036	1,966,876
9,315,000	BDS Ltd., Series 2021-FL10-AS (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.26	% (b)	12/16/2036	8,888,801
157,695,000	Benchmark Mortgage Trust, Series 2020-IG1-XA	0.61	% (c)(g)	09/15/2043	4,614,629
12,315,000	BF Mortgage Trust, Series 2019-NYT-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	3.32	% (b)	12/15/2035	11,311,856
14,962,000	BFLD, Series 2019-DPLO-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	3.86	% (b)	10/15/2034	13,883,225
165,041,500	BHMS Mortgage Trust, Series 2018-ATLS-XCP	0.00	% (b)(c)(g)	07/15/2035	1,650
3,000,000	BPR Trust, Series 2021-TY-C (1 Month LIBOR USD + 1.70%, 1.70% Floor)	3.02	% (b)	09/15/2038	2,855,518
13,968,000	BRSP Ltd., Series 2021-FL1-AS (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.21	% (b)	08/19/2038	13,827,719
16,920,000	BSPRT Issuer Ltd., Series 2022-FL8-A (Secured Overnight Financing Rate 30 Day Average + 1.50%, 1.50% Floor)	2.28	% (b)	02/15/2037	16,394,241
13,155,000	BSREP Commercial Mortgage Trust, Series 2021-DC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.23	% (b)	08/15/2038	12,262,566
893,900	BX Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	3.30	% (b)	09/15/2037	838,180
6,882,000	BX Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	4.22	% (b)	04/15/2034	6,404,934
14,384,020	BX Trust, Series 2019-MMP-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.22	% (b)	08/15/2036	13,685,045
9,594,000	BX Trust, Series 2019-OC11-E	4.08	% (b)(c)	12/09/2041	7,758,528
13,600,000	BX Trust, Series 2019-XL-E (1 Month LIBOR USD + 1.80%, 1.80% Floor)	3.12	% (b)	10/15/2036	13,144,454
5,700,000	BX Trust, Series 2021-MFM1-E (1 Month LIBOR USD + 2.25%, 2.25% Floor)	3.57	% (b)	01/15/2034	5,350,471
17,229,000	BX Trust, Series 2021-RISE-D (1 Month LIBOR USD + 1.75%, 1.75% Floor)	3.07	% (b)	11/15/2036	16,015,369
6,250,000	BX Trust, Series 2021-SDMF-D (1 Month LIBOR USD + 1.39%, 1.39% Floor)	2.71	% (b)	09/15/2034	5,874,201
8,684,215	BX Trust, Series 2021-SOAR-E (1 Month LIBOR USD + 1.80%, 1.80% Floor)	3.13	% (b)	06/15/2038	8,206,824
2,915,000	BX Trust, Series 2021-VIEW-E (1 Month LIBOR USD + 3.60%, 3.60% Floor)	4.92	% (b)	06/15/2036	2,713,125
14,944,000	BX Trust, Series 2021-VOLT-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	3.32	% (b)	09/15/2036	13,969,228
1,900,000	BXHPP Trust, Series 2021-FILM-D (1 Month LIBOR USD + 1.50%, 1.50% Floor)	2.82	% (b)	08/15/2036	1,762,967
1,650,000	BXHPP Trust, Series 2021-FILM-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	3.32	% (b)	08/15/2036	1,499,443
6,029,069	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.17	% (b)	10/15/2035	5,890,676
45,475,915	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.12	% (c)(g)	02/10/2050	1,546,781
63,383,146	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.39	% (c)(g)	05/10/2050	2,499,216
2,950,000	CD Commercial Mortgage Trust, Series 2017-CD6-C	4.41	% (c)	11/13/2050	2,698,659
20,344,762	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.14	% (c)(g)	01/10/2048	588,149
19,798,395	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.79	% (c)(g)	05/10/2058	931,202
46,122,420	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.65	% (c)(g)	06/15/2050	2,578,571

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
16,201,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	1.06	% (c)(g)	06/15/2050	618,804
39,410,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.85	% (b)(c)(g)	02/15/2033	174,906
6,751,832	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.10	% (c)(g)	10/10/2047	115,588
4,734,659	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.47	% (c)(g)	02/10/2048	127,905
10,750,000	Citigroup Commercial Mortgage Trust, Series 2015-GC31-C	4.17	% (c)	06/10/2048	9,844,594
17,969,603	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.37	% (c)(g)	02/10/2049	608,266
11,730,974	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.82	% (c)(g)	04/15/2049	542,369
2,519,000	Citigroup Commercial Mortgage Trust, Series 2016-P4-B	3.38%		07/10/2049	2,326,547
12,182,233	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.05	% (c)(g)	07/10/2049	706,810
11,704,402	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.28	% (c)(g)	04/14/2050	494,390
2,000,000	CLNC Ltd., Series 2019-FL1-B (Secured Overnight Financing Rate 1 Month + 2.01%, 1.90% Floor)	3.52	% (b)	08/20/2035	1,983,720
19,958,000	CLNC Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 1 Month + 3.01%, 2.90% Floor)	4.52	% (b)	08/20/2035	19,524,772
5,923,524	Commercial Mortgage Pass-Through Trust, Series 2013-CR10-XA	0.87	% (c)(g)	08/10/2046	32,045
22,842,236	Commercial Mortgage Pass-Through Trust, Series 2013-CR12-XA	1.27	% (c)(g)	10/10/2046	238,962
2,256,855	Commercial Mortgage Pass-Through Trust, Series 2014-CR17-XA	1.11	% (c)(g)	05/10/2047	30,444
233,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR19-C	4.85	% (c)	08/10/2047	225,090
1,251,187	Commercial Mortgage Pass-Through Trust, Series 2014-FL5-D (1 Month LIBOR USD + 4.00%, 4.00% Floor)	5.32	% (b)	10/15/2031	1,248,522
15,053,838	Commercial Mortgage Pass-Through Trust, Series 2015-CR22-XA	0.96	% (c)(g)	03/10/2048	280,328
32,179,653	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-XA	0.97	% (c)(g)	08/10/2048	666,016
35,172,500	Commercial Mortgage Pass-Through Trust, Series 2015-CR27-XA	1.06	% (c)(g)	10/10/2048	853,693
5,373,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-C	4.44	% (c)	02/10/2048	5,028,334
8,361,436	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-XA	1.13	% (c)(g)	02/10/2048	166,076
9,657,000	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-B	4.48	% (c)	07/10/2048	9,320,763
44,096,717	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-XA	0.81	% (c)(g)	07/10/2048	706,354
13,738,081	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-XA	1.10	% (c)(g)	02/10/2049	370,877
11,396,000	Commercial Mortgage Pass-Through Trust, Series 2018-HCLV-D (1 Month LIBOR USD + 2.18%, 2.18% Floor)	3.50	% (b)	09/15/2033	10,614,698
12,389	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	12,460
26,153,238	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.96	% (c)(g)	04/15/2050	413,749
6,850,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-B	4.46	% (c)	11/15/2048	6,654,322
2,987,949	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	2.03	% (c)(g)	01/15/2049	165,406
126,626,147	CSAIL Commercial Mortgage Trust, Series 2021-C20-XA	1.17	% (c)(g)	03/15/2054	8,258,924
9,873,828	CSMC Trust, Series 2014-USA-X1	0.69	% (b)(c)(g)	09/15/2037	140,383
8,697,000	CSMC Trust, Series 2020-FACT-D (1 Month LIBOR USD + 3.71%, 3.71% Floor)	5.03	% (b)	10/15/2037	8,309,752
6,295,000	CSMC Trust, Series 2020-NET-D	3.83	% (b)(c)	08/15/2037	5,709,602
3,350,000	CSMC Trust, Series 2021-ADV-C (1 Month LIBOR USD + 2.30%, 2.30% Floor)	3.63	% (b)	07/15/2038	3,164,964
3,750,000	DBCG Mortgage Trust, Series 2017-BBG-C (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.33	% (b)	06/15/2034	3,631,950
9,876,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.60%, 2.45% Floor)	3.92	% (b)	06/15/2033	8,933,801
16,577,521	DBJPM Mortgage Trust, Series 2016-C1-XA	1.53	% (c)(g)	05/10/2049	658,076
14,992,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.09	% (b)(c)	12/10/2036	13,447,694

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,663,200	FREMF Mortgage Trust, Series 2016-KF18-B (1 Month LIBOR USD + 5.50%, 5.50% Floor)	6.62	% (b)	05/25/2026	2,643,353
124,762,277	FREMF Mortgage Trust, Series 2017-K67-X2B	0.10	% (b)(g)	09/25/2049	534,906
2,082,653	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	5.47	% (b)	12/25/2026	2,079,794
2,481,119	FREMF Mortgage Trust, Series 2017-KF30-B (1 Month LIBOR USD + 3.25%, 3.25% Floor)	4.37	% (b)	03/25/2027	2,467,635
5,785,129	FREMF Mortgage Trust, Series 2017-KSW2-B (1 Month LIBOR USD + 2.65%, 2.65% Floor)	3.77	% (b)	05/25/2027	5,789,374
845,940	FREMF Mortgage Trust, Series 2018-KF44-B (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.27	% (b)	02/25/2025	840,464
1,616,691	FREMF Mortgage Trust, Series 2018-KF49-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.02	% (b)	06/25/2025	1,566,183
2,406,406	FREMF Mortgage Trust, Series 2019-KF61-B (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.32	% (b)	04/25/2029	2,394,397
1,778,499	FREMF Mortgage Trust, Series 2019-KF69-B (1 Month LIBOR USD + 2.30%, 2.30% Floor)	3.42	% (b)	08/25/2029	1,774,479
4,129,521	FREMF Mortgage Trust, Series 2019-KF72-B (1 Month LIBOR USD + 2.10%, 2.10% Floor)	3.22	% (b)	11/25/2026	4,020,026
13,636,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	4.46	% (b)	12/15/2036	12,528,829
2,000,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-B (1 Month LIBOR USD + 1.60%, 1.60% Floor)	2.92	% (b)	09/15/2037	1,949,394
7,810,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	3.32	% (b)	09/15/2037	7,690,890
3,903,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-D (1 Month LIBOR USD + 2.40%, 2.40% Floor)	3.72	% (b)	09/15/2037	3,778,834
10,700,000	Greystone Commercial Real Estate Notes, Series 2021-FL3-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	3.32	% (b)	07/15/2039	10,016,923
2,314,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSD	5.07	% (b)(c)	03/10/2033	2,088,298
2,893,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSE	5.07	% (b)(c)	03/10/2033	2,557,312
5,000,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	3.42	% (b)	07/15/2031	4,755,979
5,000,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	4.12	% (b)	07/15/2031	4,750,361
5,000,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.93% Floor)	5.25	% (b)	07/15/2031	4,475,967
12,284,000	GS Mortgage Securities Corporation Trust, Series 2019-SMP-E (1 Month LIBOR USD + 2.60%, 2.60% Floor)	3.92	% (b)	08/15/2032	11,427,773
6,838,000	GS Mortgage Securities Corporation Trust, Series 2019-SMP-F (1 Month LIBOR USD + 3.10%, 3.10% Floor)	4.42	% (b)	08/15/2032	6,264,336
10,950,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-E (1 Month LIBOR USD + 3.35%, 3.35% Floor)	4.67	% (b)	11/15/2036	10,414,681
3,562,461	GS Mortgage Securities Trust, Series 2014-GC24-XA	0.84	% (c)(g)	09/10/2047	44,725
31,542,717	GS Mortgage Securities Trust, Series 2015-GC32-XA	0.88	% (c)(g)	07/10/2048	577,030
8,638,152	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.91	% (c)(g)	11/10/2048	189,939
14,472,674	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.90	% (c)(g)	05/10/2049	759,579
25,086,872	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.32	% (c)(g)	10/10/2049	993,249
14,505,000	GSCG Trust, Series 2019-600C-E	4.12	% (b)(c)	09/06/2034	13,208,910

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,339,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-B	4.40	% (c)	07/15/2047	6,197,708
14,883,372	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-XA	1.05	% (c)(g)	01/15/2049	399,775
32,082,162	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.72	% (c)(g)	12/15/2049	613,664
336,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-CFX	4.95	% (b)	07/05/2033	331,358
9,040,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-E (1 Month LIBOR USD + 2.16%, 2.16% Floor)	3.48	% (b)	07/15/2036	8,507,575
1,712,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.32	% (b)	07/15/2036	1,579,669
4,216,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34	% (b)	05/05/2032	4,057,618
4,314,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.60	% (b)(c)	05/05/2032	4,087,765
5,040,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.60	% (b)(c)	05/05/2032	4,727,802
5,287,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.60	% (b)(c)	05/05/2032	4,668,796
5,775,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.60	% (b)(c)	05/05/2032	5,093,152
11,575,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	% (b)	01/16/2037	10,633,170
2,809,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	3.02	% (b)	04/15/2038	2,661,349
6,303,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP-A (Secured Overnight Financing Rate 1 Month + 0.60%, 0.60% Floor)	1.88	% (b)	04/15/2037	5,938,182
4,708,111	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.92	% (c)(g)	02/15/2047	43,036
1,500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-B	4.63	% (c)	09/15/2047	1,467,282
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.63	% (c)	09/15/2047	476,190
4,240,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	4.13	% (b)(c)	09/15/2047	3,860,050
16,986,901	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.97	% (c)(g)	11/15/2047	268,461
5,287,890	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94	% (b)(c)	02/15/2048	4,398,927
2,828,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-B	4.12	% (c)	05/15/2048	2,701,341
14,448,694	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.72	% (c)(g)	05/15/2048	194,427
22,582,146	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.58	% (c)(g)	07/15/2048	260,131
10,082,164	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.96	% (c)(g)	08/15/2048	213,294
15,483,038	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.29	% (c)(g)	11/15/2048	339,079
580,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.76	% (c)	12/15/2048	548,017
7,942,000	KREF Ltd., Series 2021-FL2-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.17	% (b)	02/15/2039	7,494,659
14,523,000	KREF Ltd., Series 2022-FL3-A (Secured Overnight Financing Rate 1 Month + 1.45%, 1.45% Floor)	2.96	% (b)	02/17/2039	14,062,505
10,000,000	LCCM Trust, Series 2017-LC26-C	4.71	% (b)	07/12/2050	9,135,868

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,367,000	LCCM Trust, Series 2021-FL3-AS (1 Month LIBOR USD + 1.80%, 1.80% Floor)	3.12	% (b)	11/15/2038	6,207,246
2,400,000	LCCM Trust, Series 2021-FL3-B (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.52	% (b)	11/15/2038	2,328,077
1,000,000	LoanCore Issuer Ltd., Series 2018-CRE1-C (1 Month LIBOR USD + 2.55%, 2.55% Floor)	3.87	% (b)	05/15/2028	998,173
2,000,000	LoanCore Issuer Ltd., Series 2019-CRE2-B (1 Month LIBOR USD + 1.70%, 1.70% Floor)	3.02	% (b)	05/15/2036	1,979,552
5,735,000	LoanCore Issuer Ltd., Series 2022-CRE7-A (Secured Overnight Financing Rate 30 Day Average + 1.55%, 1.55% Floor)	2.33	% (b)	01/17/2037	5,606,874
6,518,355	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.92	% (b)(c)(g)	03/10/2049	189,260
65,002,729	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.94	% (b)(c)(g)	03/10/2050	1,555,970
17,236,000	Med Trust, Series 2021-MDLN-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	3.33	% (b)	11/15/2038	16,463,712
2,216,029	Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2021-Q015-B (Secured Overnight Financing Rate 30 Day Average + 2.85%)	3.80	% (b)	08/25/2024	2,213,795
5,150,000	MF1 Ltd., Series 2021-FL6-C (1 Month LIBOR USD + 1.85%, 1.85% Floor)	3.37	% (b)	07/16/2036	4,847,298
12,550,000	MF1 Ltd., Series 2022-FL8-AS (Secured Overnight Financing Rate 30 Day Average + 1.75%, 1.75% Floor)	2.54	% (b)	02/19/2037	11,922,841
11,933,000	MFT Trust, Series 2020-ABC-D	3.59	% (b)(c)	02/10/2042	9,545,762
1,635,000	MHC Commercial Mortgage Trust, Series 2021-MHC2-E (1 Month LIBOR USD + 1.95%, 1.95% Floor)	3.27	% (b)	05/15/2023	1,529,139
5,000,000	MHC Commercial Mortgage Trust, Series 2021-MHC-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	2.92	% (b)	04/15/2038	4,731,900
3,575,000	MKT Mortgage Trust, Series 2020-525M-F	3.04	% (b)(c)	02/12/2040	2,477,414
10,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30	% (b)(c)	10/15/2030	9,195,053
3,290,947	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.73	% (c)(g)	10/15/2046	15,217
13,287,052	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.40	% (c)(g)	02/15/2046	39,198
3,467,898	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-XA	1.09	% (c)(g)	02/15/2047	35,694
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.65	% (c)	10/15/2047	476,419
16,735,290	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.32	% (c)(g)	01/15/2049	510,761
6,299,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.47	% (b)	11/15/2034	5,918,251
815,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	5.67	% (b)	11/15/2034	759,352
711,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (1 Month LIBOR USD + 2.84%, 4.34% Floor)	4.34	% (b)	12/15/2036	668,131
13,327,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.47	% (b)	05/15/2036	12,289,224
1,331,000	Morgan Stanley Capital Trust, Series 2019-PLND-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	4.12	% (b)	05/15/2036	1,184,242
9,940,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.52	% (b)	06/15/2035	9,130,321
8,191,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ1	3.62	% (b)(c)	01/15/2037	7,687,164

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,742,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ2	3.62	% (b)(c)	01/15/2037	4,347,192
4,665,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK1	3.36	% (b)(c)	12/15/2036	4,233,736
4,414,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK2	3.36	% (b)(c)	12/15/2036	3,951,955
11,000,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.22	% (b)	02/15/2036	10,882,696
6,900,000	RIAL Issuer Ltd., Series 2022-FL8-A (Secured Overnight Financing Rate 1 Month + 2.25%, 2.25% Floor)	3.73	% (b)	01/19/2037	6,801,592
12,540,000	RLGH Trust, Series 2021-TROT-D (1 Month LIBOR USD + 1.71%, 1.71% Floor)	3.04	% (b)	04/15/2036	11,774,123
1,500,000	SFO Commercial Mortgage Trust, Series 2021-555-C (1 Month LIBOR USD + 1.80%, 1.80% Floor)	3.12	% (b)	05/15/2038	1,415,010
168,062,650	SLG Office Trust, Series 2021-OVA-X	0.26	% (b)(c)(g)	07/15/2041	2,954,962
32,617,176	SLIDE, Series 2018-FUN-XCP	0.00	% (b)(c)(g)	12/15/2022	326
16,320,871	SMR Mortgage Trust, Series 2022-IND-A (Secured Overnight Financing Rate 1 Month + 1.65%, 1.65% Floor)	2.93	% (b)	02/15/2039	15,809,424
16,035,000	Soho Trust, Series 2021-SOHO-B	2.79	% (b)(c)	08/10/2038	13,199,380
8,500,000	SREIT Trust, Series 2021-MFP-D (1 Month LIBOR USD + 1.58%, 1.58% Floor)	2.90	% (b)	11/15/2038	7,969,723
8,500,000	SREIT Trust, Series 2021-MFP-E (1 Month LIBOR USD + 2.03%, 2.03% Floor)	3.35	% (b)	11/15/2038	7,909,937
459,000	STWD Ltd., Series 2019-FL1-C (Secured Overnight Financing Rate 1 Month + 2.06%, 1.95% Floor)	3.40	% (b)	07/15/2038	438,936
8,744,000	STWD Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 1 Month + 2.46%, 2.35% Floor)	3.80	% (b)	07/15/2038	8,573,300
4,376,054	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.48%, 3.18% Floor)	4.60	% (b)	11/11/2034	3,992,560
11,630,000	TRTX Issuer Ltd., Series 2022-FL5-A (Secured Overnight Financing Rate 30 Day Average + 1.65%, 1.65% Floor)	2.42	% (b)	02/15/2039	11,356,183
3,870,000	UBS Commercial Mortgage Trust, Series 2017-C1-B	4.04%		06/15/2050	3,645,162
2,034,000	UBS Commercial Mortgage Trust, Series 2017-C1-XB	1.11	% (c)(g)	06/15/2050	84,146
1,500,000	UBS Commercial Mortgage Trust, Series 2017-C4-C	4.57	% (c)	10/15/2050	1,360,584
77,655,488	UBS Commercial Mortgage Trust, Series 2018-C13-XA	0.90	% (c)(g)	10/15/2051	2,636,683
6,009,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.83	% (c)	02/15/2051	5,670,417
1,067,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	5.04	% (c)	03/15/2051	968,286
5,893,630	VMC Finance LLC, Series 2019-FL3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.17	% (b)	09/15/2036	5,724,594
1,000,000	VMC Finance LLC, Series 2022-FL5-A (Secured Overnight Financing Rate 30 Day Average + 1.90%, 1.90% Floor)	2.69	% (b)	02/18/2039	996,329
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	520,132
9,994,642	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.99	% (c)(g)	02/15/2048	180,734
50,484,304	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	1.03	% (c)(g)	09/15/2058	1,157,030
2,651,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-C	4.43	% (c)	07/15/2058	2,524,976
24,642,070	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.78	% (c)(g)	07/15/2058	395,195
954,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.88	% (c)	01/15/2059	896,790
10,772,868	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.77	% (c)(g)	03/15/2059	506,879
3,546,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-C	4.54	% (c)	11/15/2049	3,295,269
23,037,555	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.77	% (c)(g)	11/15/2049	1,075,071

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
68,899,685	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.14	% (c)(g)	07/15/2050	2,643,019
22,602,704	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-XA	1.75	% (c)(g)	08/15/2052	1,784,515
70,686,455	Wells Fargo Commercial Mortgage Trust, Series 2020-C57-XA	2.22	% (c)(g)	08/15/2053	8,431,516
63,222,341	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.68	% (c)(g)	04/15/2054	5,821,855
272,707	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	3.82	% (b)	02/15/2040	253,766
5,250,000	Wells Fargo Commercial Mortgage Trust, Series 2022-ONL-A	3.86	% (b)	12/15/2039	4,993,885
2,766,772	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.14	% (c)(g)	03/15/2047	30,268
6,753,799	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.17	% (c)(g)	08/15/2047	110,404

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,067,587,474)					956,428,455

Non-Agency Residential Collateralized Mortgage Obligations - 16.0%
5,359,613	ACE Securities Corporation Home Equity Loan Trust, Series 2006-CW1-A2D (1 Month LIBOR USD + 0.52%, 0.52% Floor)	2.14%		07/25/2036	4,561,572
7,384,844	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2B (1 Month LIBOR USD + 0.12%, 0.12% Floor)	1.74%		11/25/2036	3,418,239
5,633,101	Adjustable Rate Mortgage Trust, Series 2006-1-6A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor)	1.88%		03/25/2036	3,746,970
5,805,147	AJAX Mortgage Loan Trust, Series 2021-C-A	2.12	% (b)(k)	01/25/2061	5,453,240
2,572,288	American Home Mortgage Investment Trust, Series 2004-2-M1 (1 Month LIBOR USD + 0.90%, 0.90% Floor, 11.00% Cap)	2.52%		02/25/2044	2,399,979
6,000,000	Angel Oak Mortgage Trust LLC, Series 2019-1-M1	4.50	% (b)(c)	11/25/2048	5,944,693
2,917,528	Angel Oak Mortgage Trust LLC, Series 2020-2-A1A	2.53	% (b)(c)	01/25/2065	2,816,243
3,019,295	Angel Oak Mortgage Trust LLC, Series 2020-4-A1	1.47	% (b)(c)	06/25/2065	2,896,261
534,159	Angel Oak Mortgage Trust LLC, Series 2020-6-A3	1.78	% (b)(c)	05/25/2065	509,847
8,736,552	Angel Oak Mortgage Trust LLC, Series 2021-7-A1	1.98	% (b)(c)	10/25/2066	7,674,237
1,550,372	Arroyo Mortgage Trust, Series 2019-1-A1	3.81	% (b)(c)	01/25/2049	1,498,125
779,680	Arroyo Mortgage Trust, Series 2019-2-A2	3.50	% (b)(c)	04/25/2049	757,186
5,703,745	Arroyo Mortgage Trust, Series 2019-3-A3	3.42	% (b)(c)	10/25/2048	5,505,675
1,189,117	Banc of America Funding Trust, Series 2006-7-T2A1	5.88	% (c)	10/25/2036	1,074,281
11,128,207	Banc of America Funding Trust, Series 2015-R2-4A2 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	1.40	% (b)	09/29/2036	10,155,374
2,353,323	Banc of America Funding Trust, Series 2015-R2-9A2	1.67	% (b)(d)	03/27/2036	2,218,857
1,315,863	Banc of America Mortgage Trust, Series 2005-I-2A5	2.74	% (c)	10/25/2035	1,268,639
2,778,088	Banc of America Mortgage Trust, Series 2007-3-1A1	6.00%		09/25/2037	2,534,526
3,610,589	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	6.43	% (b)(k)	06/28/2034	3,609,221
6,908,330	BCAP LLC Trust, Series 2009-RR4-7A2	6.00	% (b)(c)	03/26/2037	3,336,040
1,400,449	BCAP LLC Trust, Series 2012-RR1-3A4	5.50	% (b)(c)	10/26/2035	1,058,830
628,665	Bellemeade Ltd., Series 2018-3A-M1B (1 Month LIBOR USD + 1.85%, 1.85% Floor)	3.47	% (b)	10/25/2028	625,931
20,591,041	BRAVO Residential Funding Trust, Series 2021-B-A1	2.12	% (b)(k)	04/25/2069	19,753,807
4,406,541	BRAVO Residential Funding Trust, Series 2021-NQM2-A3	1.44	% (b)(c)	03/25/2060	4,243,343
9,547,394	BRAVO Residential Funding Trust, Series 2022-RPL1-A1	2.75	% (b)	09/25/2061	8,919,939
861,303	CHL Mortgage Pass-Through Trust, Series 2005-10-A2	5.50%		05/25/2035	715,700
10,267,355	CHL Mortgage Pass-Through Trust, Series 2006-20-1A18 (1 Month LIBOR USD + 0.65%, 0.65% Floor, 6.00% Cap)	2.27%		02/25/2037	4,333,488
1,735,511	CHL Mortgage Pass-Through Trust, Series 2006-21-A10	5.75%		02/25/2037	985,617
579,568	CHL Mortgage Pass-Through Trust, Series 2007-14-A15	6.50%		09/25/2037	376,709
24,218,585	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23	% (b)(k)	11/25/2070	24,209,573

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,084,109	Citigroup Mortgage Loan Trust, Series 2020-EXP1-A1A	1.80	% (b)(c)	04/25/2060	1,983,420
727,987	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	672,934
233,266	COLT Mortgage Loan Trust, Series 2020-3-A3	2.38	% (b)(c)	04/27/2065	223,652
3,553,019	COLT Mortgage Loan Trust, Series 2021-1R-A1	0.86	% (b)(c)	05/25/2065	3,488,830
6,170,868	COLT Mortgage Loan Trust, Series 2021-5-A1	1.73	% (b)(c)	11/25/2066	5,622,166
6,994,352	COLT Mortgage Loan Trust, Series 2022-2-A1	2.99	% (b)(k)	02/25/2067	6,658,864
341,140	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	294,673
1,157,100	Countrywide Alternative Loan Trust, Series 2005-28CB-1A6	5.50%		08/25/2035	1,064,537
4,619,738	Countrywide Alternative Loan Trust, Series 2005-49CB-A6	5.50%		11/25/2035	3,425,443
1,669,556	Countrywide Alternative Loan Trust, Series 2005-61-1A2 (1 Month LIBOR USD + 0.74%, 0.74% Floor)	2.36%		12/25/2035	1,506,285
8,082,353	Countrywide Alternative Loan Trust, Series 2005-62-1A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	2.22%		12/25/2035	6,294,421
8,218,354	Countrywide Alternative Loan Trust, Series 2006-16CB-A5	6.00%		06/25/2036	5,532,122
1,597,799	Countrywide Alternative Loan Trust, Series 2006-32CB-A21	5.50%		11/25/2036	1,034,773
2,318,604	Countrywide Alternative Loan Trust, Series 2006-34-A6	6.25%		11/25/2046	1,296,257
5,780,176	Countrywide Alternative Loan Trust, Series 2006-36T2-1A3	5.75%		12/25/2036	2,783,492
1,519,931	Countrywide Alternative Loan Trust, Series 2006-J4-2A9	6.00%		07/25/2036	1,063,256
1,587,036	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	984,426
3,472,343	Countrywide Alternative Loan Trust, Series 2006-OA12-A1B (1 Month LIBOR USD + 0.19%, 0.19% Floor)	1.80%		09/20/2046	3,333,020
4,477,873	Countrywide Alternative Loan Trust, Series 2006-OA21-A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	1.80%		03/20/2047	3,625,071
11,845,258	Countrywide Alternative Loan Trust, Series 2007-12T1-A11	6.00%		06/25/2037	6,715,766
10,627,145	Countrywide Alternative Loan Trust, Series 2007-12T1-A5	6.00%		06/25/2037	6,025,147
314,588	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	224,708
4,495,486	Countrywide Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	2,802,723
11,499,536	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	6,401,725
2,452	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		07/25/2022	739
1,200,011	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	963,720
52,979	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	45,369
541,349	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	356,607
2,816,312	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1-A1	1.62	% (b)(k)	04/25/2065	2,776,106
48,010,454	Credit Suisse Mortgage-Backed Trust, Series 2019-RP10-A1	2.94	% (b)(c)	12/25/2059	47,389,813
8,831,228	CSMC Trust, Series 2009-8R-8A2	6.00	% (b)(c)	03/26/2037	4,228,574
582,442	CSMC Trust, Series 2011-12R-3A5	2.12	% (b)(c)	07/27/2036	569,811
7,824,149	CSMC Trust, Series 2020-RPL2-A12	3.42	% (b)(c)	02/25/2060	7,665,650
5,681,888	CSMC Trust, Series 2020-RPL3-A1	2.69	% (b)(c)	03/25/2060	5,524,420
623,934	CSMC Trust, Series 2021-JR1-A1	2.47	% (b)(c)	09/27/2066	594,214
19,220,780	CSMC Trust, Series 2022-NQM1-A1	2.27	% (b)(c)	11/25/2066	17,111,272
7,152,383	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4-A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor)	1.88%		12/25/2036	2,817,239
4,746,050	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4-A2 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 10.50% Cap)	2.00%		12/25/2036	1,877,293

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
216,099	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA2-A1 (12 Month US Treasury Average + 0.77%, 0.77% Floor)	1.25%		04/25/2047	201,013
456,866	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01	% (c)	10/25/2036	411,282
391,593	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50	% (b)(c)	07/28/2037	335,288
6,094,726	GCAT Trust, Series 2020-3-A1	2.98	% (b)(k)	09/25/2025	5,995,182
4,005,912	GCAT Trust, Series 2020-NQM2-A1	1.56	% (b)(k)	04/25/2065	3,846,202
8,278,942	GCAT Trust, Series 2021-NQM4-A3	1.56	% (b)(c)	08/25/2066	7,244,187
728,144	GS Mortgage-Backed Securities Trust, Series 2019-SL1-A1	2.63	% (b)(c)	01/25/2059	726,802
5,562,454	GSAA Home Equity Trust, Series 2006-19-A3A (1 Month LIBOR USD + 0.48%, 0.48% Floor)	2.10%		12/25/2036	2,479,831
338,944	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	187,050
2,470,287	Harborview Mortgage Loan Trust, Series 2006-1-2A1A (1 Month LIBOR USD + 0.48%, 0.48% Floor)	2.08%		03/19/2036	2,354,817
855,381	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.54%, 0.54% Floor, 11.50% Cap)	2.16%		02/25/2037	761,576
760,949	IndyMac INDX Mortgage Loan Trust, Series 2006-AR5-2A1	3.14	% (c)	05/25/2036	739,817
33,354,563	JP Morgan Alternative Loan Trust, Series 2005-S1-1A4	6.00%		12/25/2035	15,835,732
3,952,557	JP Morgan Alternative Loan Trust, Series 2007-S1-A2 (1 Month LIBOR USD + 0.68%, 0.68% Floor, 11.50% Cap)	2.30%		04/25/2047	3,967,009
11,867,880	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2-A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	2.12%		06/25/2036	6,080,906
6,351,755	JP Morgan Resecuritization Trust, Series 2014-4-1C	0.00	% (b)(c)	01/26/2036	2,221,837
720,349	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20	% (b)(k)	05/25/2059	720,452
3,514,673	Legacy Mortgage Asset Trust, Series 2019-GS6-A1	3.00	% (b)(k)	06/25/2059	3,512,181
19,228,277	Legacy Mortgage Asset Trust, Series 2020-GS3-A1	3.25	% (b)(k)	05/25/2060	18,975,239
5,773,897	Legacy Mortgage Asset Trust, Series 2020-GS4-A1	3.25	% (b)(k)	02/25/2060	5,655,258
2,183,752	Legacy Mortgage Asset Trust, Series 2020-SL1-A	2.73	% (b)(k)	01/25/2060	2,133,172
3,094,578	Legacy Mortgage Asset Trust, Series 2021-GS1-A1	1.89	% (b)(k)	10/25/2066	3,005,100
14,333,557	Legacy Mortgage Asset Trust, Series 2021-GS3-A1	1.75	% (b)(k)	07/25/2061	13,252,265
26,851,827	Legacy Mortgage Asset Trust, Series 2021-GS4-A1	1.65	% (b)(k)	11/25/2060	25,017,251
198,083	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	120,506
9,923,689	Lehman Mortgage Trust, Series 2007-15N-3A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	1.26%		08/25/2047	8,516,369
15,986,115	Lehman Mortgage Trust, Series 2007-4N-1A3 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	1.86%		03/25/2047	15,005,383
10,000,000	LHOME Mortgage Trust, Series 2021-RTL1-A1	2.09	% (b)(c)	09/25/2026	9,619,130
17,017,374	Long Beach Mortgage Loan Trust, Series 2006-11-2A2 (1 Month LIBOR USD + 0.10%, 0.10% Floor)	1.72%		12/25/2036	7,003,551
10,093,222	Long Beach Mortgage Loan Trust, Series 2006-2-2A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	2.00%		03/25/2046	4,379,001
76,435	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.16	% (c)	04/25/2036	46,970
1,704,142	MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2-4A1A (12 Month US Treasury Average + 0.85%, 0.85% Floor)	1.33%		12/25/2046	1,530,241
345,417	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	163,581
1,215,092	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	635,883
37,203,123	Merrill Lynch Mortgage Investors Trust, Series 2006-RM2-A1A (1 Month LIBOR USD + 0.37%, 0.37% Floor)	1.99%		05/25/2037	12,906,999

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,673,500	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A2A (1 Month LIBOR USD + 0.24%, 0.24% Floor)	1.86%		02/25/2037	1,601,489
7,226,615	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A2B (1 Month LIBOR USD + 0.42%, 0.42% Floor)	2.04%		02/25/2037	2,481,417
6,375,810	MFA Trust, Series 2021-NQM2-A3	1.47	% (b)(c)	11/25/2064	5,771,759
238,082	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.47	% (c)	02/25/2036	151,996
602,123	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69	% (b)(c)	10/25/2060	582,674
18,744,369	New York Mortgage Trust, Series 2020-SP2-A1	2.94	% (b)(c)	10/25/2060	18,212,211
25,000,000	New York Mortgage Trust, Series 2021-BPL1-A1	2.24	% (b)(k)	05/25/2026	23,851,792
4,487,296	Nomura Resecuritization Trust, Series 2015-8R-4A4	1.70	% (b)(c)	11/26/2047	3,767,111
525,152	OBX Trust, Series 2020-EXP2-A3	2.50	% (b)(c)	05/25/2060	488,085
3,611,647	OBX Trust, Series 2021-NQM2-A3	1.56	% (b)(c)	05/25/2061	3,151,865
7,140,990	OBX Trust, Series 2022-NQM1-A1	2.31	% (b)(c)	11/25/2061	6,256,962
3,195,027	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (b)(k)	09/29/2060	3,038,871
4,004,949	Pretium Mortgage Credit Partners LLC, Series 2021-NPL2-A1	1.99	% (b)(k)	06/29/2060	3,783,708
32,106,213	Pretium Mortgage Credit Partners LLC, Series 2021-NPL3-A1	1.87	% (b)(k)	07/25/2051	28,993,445
27,428,199	Pretium Mortgage Credit Partners LLC, Series 2021-RN1-A1	1.99	% (b)(k)	02/25/2061	25,812,661
6,862,579	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (b)(k)	07/25/2051	6,438,746
7,456,386	Pretium Mortgage Credit Partners LLC, Series 2022-NPL2-A1	5.24	% (b)(k)	04/25/2052	7,335,575
21,371,779	PRPM LLC, Series 2021-2-A1	2.12	% (b)(c)	03/25/2026	20,450,369
8,778,855	PRPM LLC, Series 2021-4-A1	1.87	% (b)(k)	04/25/2026	8,258,933
6,939,478	PRPM LLC, Series 2021-6-A1	1.79	% (b)(k)	07/25/2026	6,500,175
13,402,996	PRPM LLC, Series 2021-7-A1	1.87	% (b)(k)	08/25/2026	12,517,401
9,320,629	PRPM LLC, Series 2022-1-A1	3.72	% (b)(k)	02/25/2027	8,987,795
714,239	RBSSP Resecuritization Trust, Series 2009-2-3A2 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	1.51	% (b)	04/26/2035	649,858
569,254	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	489,301
1,499,697	Residential Accredit Loans, Inc., Series 2007-QS4-3A4	6.00%		03/25/2037	1,287,476
1,867,490	Residential Accredit Loans, Inc., Series 2007-QS4-3A9	6.00%		03/25/2037	1,603,115
1,257,888	Residential Accredit Loans, Inc., Series 2007-QS8-A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.22%		06/25/2037	978,408
833,540	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	721,488
5,054,668	Residential Asset Securities Corporation, Series 2004-KS7-A2A (1 Month LIBOR USD + 0.58%, 0.58% Floor)	2.20%		08/25/2034	4,668,646
687,664	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	352,409
2,101,610	Residential Asset Securitization Trust, Series 2006-A6-1A4	6.00%		07/25/2036	726,218
4,710,201	Residential Funding Mortgage Securities Trust, Series 2007-S1-A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.22%		01/25/2037	3,856,883
5,394,000	Residential Mortgage Loan Trust, Series 2019-2-M1	3.86	% (b)(c)	05/25/2059	5,174,776
6,143,575	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM3-A1 (1 Month LIBOR USD + 0.10%, 0.10% Floor)	1.72%		10/25/2036	2,334,742
1,999,192	Soundview Home Loan Trust, Series 2007-OPT3-2A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.80%		08/25/2037	1,939,278
14,389,353	Specialty Underwriting & Residential Finance Trust, Series 2006-BC4-A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	1.90%		09/25/2037	13,085,128
8,000,000	Starwood Mortgage Residential Trust, Series 2020-2-M1E	3.00	% (b)	04/25/2060	7,994,298
33,321,726	Starwood Mortgage Residential Trust, Series 2021-5-A1	1.92	% (b)(c)	09/25/2066	30,412,976

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,612,753	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.04	% (c)	12/25/2035	1,459,664
31,983,282	Toorak Mortgage Corporation Ltd., Series 2020-1-A1	2.73	% (b)(k)	03/25/2023	31,780,376
15,278,091	VCAT LLC, Series 2021-NPL1-A1	2.29	% (b)(k)	12/26/2050	14,761,139
15,419,871	VCAT LLC, Series 2021-NPL4-A1	1.87	% (b)(k)	08/25/2051	14,528,525
7,820,159	VCAT LLC, Series 2021-NPL5-A1	1.87	% (b)(k)	08/25/2051	7,388,791
4,001,539	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05	% (b)(c)	10/25/2048	3,925,070
3,725,125	Velocity Commercial Capital Loan Trust, Series 2020-1-M2	2.98	% (b)(c)	02/25/2050	3,437,796
2,804,825	Velocity Commercial Capital Loan Trust, Series 2021-1-M2	2.26	% (b)(c)	05/25/2051	2,424,735
1,986,015	Velocity Commercial Capital Loan Trust, Series 2021-2-M2	2.20	% (b)(c)	08/25/2051	1,687,951
3,157,692	Verus Securitization Trust, Series 2020-4-A1	1.50	% (b)(k)	05/25/2065	3,019,042
347,414	Verus Securitization Trust, Series 2020-4-A3	2.32	% (b)(k)	05/25/2065	333,807
1,500,000	Verus Securitization Trust, Series 2020-INV1-A2	3.04	% (b)(c)	03/25/2060	1,466,511
606,386	Verus Securitization Trust, Series 2020-NPL1-A1	3.60	% (b)(k)	08/25/2050	605,642
17,150,246	Verus Securitization Trust, Series 2021-7-A1	1.83	% (b)(c)	10/25/2066	15,484,233
3,194,602	Verus Securitization Trust, Series 2021-R1-A3	1.26	% (b)(c)	10/25/2063	3,106,923
21,276,382	Verus Securitization Trust, Series 2022-3-A1	4.13	% (b)(k)	02/25/2067	20,890,026
5,240,463	VOLT LLC, Series 2021-NP10-A1	1.99	% (b)(k)	05/25/2051	4,999,394
8,355,422	VOLT LLC, Series 2021-NP11-A1	1.87	% (b)(k)	08/25/2051	7,780,005
13,416,772	VOLT LLC, Series 2021-NPL1-A1	1.89	% (b)(k)	02/27/2051	12,794,756
1,233,631	VOLT LLC, Series 2021-NPL2-A1	1.89	% (b)(k)	02/27/2051	1,174,222
5,846,557	VOLT LLC, Series 2021-NPL5-A1	2.12	% (b)(k)	03/27/2051	5,604,103
3,292,368	VOLT LLC, Series 2021-NPL6-A1	2.24	% (b)(k)	04/25/2051	3,144,942
29,141,999	VOLT LLC, Series 2021-NPL8-A1	2.12	% (b)(k)	04/25/2051	27,642,110
6,643,425	Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5-2A2 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.80%		10/25/2036	3,015,692
2,439,783	Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5-2A3 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	1.85%		10/25/2036	1,110,219
1,196,674	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-8-2CB3 (1 Month LIBOR USD + 0.41%, 0.41% Floor, 5.50% Cap)	2.03%		10/25/2035	1,129,723
3,478,899	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR4-A5	2.98	% (c)	04/25/2035	3,328,469
82,404	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-1A5	6.00%		07/25/2036	67,530
3,268,735	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10-2A1	2.83	% (c)	09/25/2036	2,839,043
12,269,801	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18-1A1	2.55	% (c)	01/25/2037	11,162,791
1,788,201	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HE4-2A3 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	1.79%		07/25/2047	1,184,745
629,482	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	574,872
2,509,757	Wells Fargo Mortgage Backed Securities Trust, Series 2007-15-A1	6.00%		11/25/2037	2,194,511
8,202,971	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6-A2	2.65	% (c)	10/25/2037	7,833,394

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $1,070,922,236)					985,758,535

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

US Corporate Bonds - 8.3%
5,740,000	AbbVie, Inc.	2.30%		11/21/2022	5,729,789
2,340,000	AbbVie, Inc.	2.60%		11/21/2024	2,267,714
890,000	American Express Company	3.38%		05/03/2024	884,416
3,339,000	American Express Company (3 Month LIBOR USD + 0.65%)	2.20%		02/27/2023	3,341,646
3,310,000	American Express Company (Secured Overnight Financing Rate + 0.93%)	2.33%		03/04/2025	3,281,116
3,415,000	American Honda Finance Corporation	0.75%		08/09/2024	3,214,459
3,400,000	Amgen, Inc.	3.63%		05/22/2024	3,396,219
4,065,000	Amgen, Inc.	3.13%		05/01/2025	3,988,720
11,590,000	Athene Global Funding (Secured Overnight Financing Rate + 0.70%)	2.00	% (b)	05/24/2024	11,256,563
3,250,000	Atmos Energy Corporation	0.63%		03/09/2023	3,193,463
2,575,000	Avery Dennison Corporation	0.85%		08/15/2024	2,431,785
10,795,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	2.40%		03/05/2024	10,731,671
5,225,000	Bank of America Corporation (Secured Overnight Financing Rate + 0.69%)	1.68%		04/22/2025	5,097,852
4,415,000	Bank of America Corporation (Secured Overnight Financing Rate + 1.10%)	2.15%		04/25/2025	4,390,855
7,515,000	Boeing Company	4.51%		05/01/2023	7,535,655
3,480,000	Brighthouse Financial Global Funding	0.60	% (b)	06/28/2023	3,370,386
7,465,000	Campbell Soup Company	3.95%		03/15/2025	7,453,275
1,507,000	Capital One Financial Corporation	3.20%		01/30/2023	1,508,171
6,020,000	Capital One Financial Corporation	3.90%		01/29/2024	6,015,206
8,787,000	Cardinal Health, Inc.	3.08%		06/15/2024	8,650,609
2,445,000	Cardinal Health, Inc.	3.50%		11/15/2024	2,421,983
7,960,000	Charles Schwab Corporation (Secured Overnight Financing Rate + 1.05%)	2.44%		03/03/2027	7,837,461
2,735,000	Cigna Corporation	0.61%		03/15/2024	2,606,334
5,572,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	2.60%		06/01/2024	5,536,693
2,550,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.53%)	1.28%		11/03/2025	2,369,654
7,420,000	Conagra Brands, Inc.	4.30%		05/01/2024	7,453,444
1,619,000	Dell International LLC	5.45%		06/15/2023	1,635,860
2,162,000	Dell International LLC	4.00%		07/15/2024	2,156,063
3,505,000	Dell International LLC	5.85%		07/15/2025	3,618,559
3,925,000	Dollar General Corporation	4.15%		11/01/2025	3,930,990
7,058,000	Dollar Tree, Inc.	4.00%		05/15/2025	7,020,317
2,160,000	Elevance Health, Inc.	3.30%		01/15/2023	2,163,414
9,145,000	Elevance Health, Inc.	3.50%		08/15/2024	9,119,503
5,695,000	Energy Transfer LP	5.88%		01/15/2024	5,810,679
749,000	Energy Transfer LP	4.50%		04/15/2024	749,844
757,000	Energy Transfer LP	4.05%		03/15/2025	746,341
7,350,000	Entergy Corporation	0.90%		09/15/2025	6,623,928
8,700,000	Equinix, Inc.	1.25%		07/15/2025	7,912,694
7,529,000	Expedia Group, Inc.	6.25	% (b)	05/01/2025	7,763,626
7,728,000	Exxon Mobil Corporation	1.57%		04/15/2023	7,654,290
3,490,000	General Mills, Inc.	4.00%		04/17/2025	3,490,401

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,700,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	7,721,464
7,630,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	7,489,306
7,667,000	HCA, Inc.	5.00%		03/15/2024	7,708,340
6,483,000	Hyatt Hotels Corporation	1.30%		10/01/2023	6,280,992
4,920,000	Hyundai Capital America	2.85	% (b)	11/01/2022	4,908,157
2,570,000	Hyundai Capital America	1.00	% (b)	09/17/2024	2,387,656
6,790,000	JPMorgan Chase & Company	3.90%		07/15/2025	6,809,989
4,215,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 0.42%)	0.56%		02/16/2025	3,972,241
9,925,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.32%)	2.31%		04/26/2026	9,773,130
8,380,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	7,976,004
680,000	Kinder Morgan, Inc.	4.30%		06/01/2025	677,509
7,815,000	Magallanes, Inc.	3.79	% (b)	03/15/2025	7,582,755
7,850,000	Marriott International, Inc.	3.60%		04/15/2024	7,782,384
7,470,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	7,491,057
2,195,000	Martin Marietta Materials, Inc.	0.65%		07/15/2023	2,122,033
2,975,000	McDonald’s Corporation	3.35%		04/01/2023	2,985,974
1,435,000	McDonald’s Corporation	3.38%		05/26/2025	1,423,229
3,215,000	McDonald’s Corporation	1.45%		09/01/2025	2,994,497
8,196,000	Microchip Technology, Inc.	0.97%		02/15/2024	7,788,543
7,090,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	0.53%		01/25/2024	6,952,094
7,350,000	Morgan Stanley (Secured Overnight Financing Rate + 0.62%)	0.73%		04/05/2024	7,168,219
5,986,000	Mosaic Company	4.25%		11/15/2023	6,030,312
500,000	Mylan, Inc.	3.13	% (b)	01/15/2023	497,077
2,200,000	NextEra Energy Capital Holdings, Inc.	4.20%		06/20/2024	2,211,955
2,180,000	Nissan Motor Acceptance Company LLC	1.13	% (b)	09/16/2024	2,005,271
5,345,000	Northrop Grumman Corporation	3.25%		08/01/2023	5,349,330
1,103,000	Northrop Grumman Corporation	2.93%		01/15/2025	1,080,029
8,430,000	NVIDIA Corporation	0.58%		06/14/2024	8,010,568
5,475,000	Omnicom Group, Inc.	3.65%		11/01/2024	5,431,582
4,955,000	Pacific Gas and Electric Company	3.25%		02/16/2024	4,829,107
2,800,000	Pacific Gas and Electric Company	4.95%		06/08/2025	2,748,414
3,395,000	Parker-Hannifin Corporation	3.65%		06/15/2024	3,375,321
8,155,000	Penske Truck Leasing Company LP	2.70	% (b)	11/01/2024	7,835,342
7,760,000	PepsiCo, Inc.	0.75%		05/01/2023	7,631,951
1,865,000	Phillips 66	3.85%		04/09/2025	1,855,203
2,270,000	Phillips 66	1.30%		02/15/2026	2,044,320
1,130,000	Pioneer Natural Resources Company	0.55%		05/15/2023	1,101,720
2,660,000	Pioneer Natural Resources Company	1.13%		01/15/2026	2,379,950
5,240,000	Public Service Enterprise Group, Inc.	0.84%		11/08/2023	5,029,538
7,707,000	Republic Services, Inc.	2.50%		08/15/2024	7,468,435
7,540,000	Royalty Pharma PLC	0.75%		09/02/2023	7,263,854
710,000	Royalty Pharma PLC	1.20%		09/02/2025	633,719
7,885,000	Schlumberger Holdings Corporation	3.75	% (b)	05/01/2024	7,857,063
3,188,000	Shire Acquisitions Investments Ireland DAC	2.88%		09/23/2023	3,153,864

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,900,000	Simon Property Group LP	2.00%		09/13/2024	5,646,337
8,025,000	Southern California Edison Company (Secured Overnight Financing Rate + 0.83%)	2.35%		04/01/2024	7,942,949
7,765,000	Southwest Airlines Company	4.75%		05/04/2023	7,829,886
2,720,000	Synchrony Financial	4.38%		03/19/2024	2,705,281
3,295,000	Synchrony Financial	4.25%		08/15/2024	3,278,132
7,805,000	Thermo Fisher Scientific, Inc.	0.80%		10/18/2023	7,567,001
8,215,000	Triton Container International Ltd.	0.80	% (b)	08/01/2023	7,787,748
3,523,000	Truist Financial Corporation (Secured Overnight Financing Rate + 0.40%)	1.84%		06/09/2025	3,421,428
2,840,000	UnitedHealth Group, Inc.	0.55%		05/15/2024	2,705,123
1,885,000	UnitedHealth Group, Inc.	3.70%		05/15/2027	1,879,810
7,450,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	2.51%		05/15/2025	7,409,520
2,072,000	Viatris, Inc.	1.65%		06/22/2025	1,877,804
6,080,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.32%)	2.30%		04/25/2026	5,979,599
7,700,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.60%)	1.65%		06/02/2024	7,524,069
6,930,000	Welltower, Inc.	3.63%		03/15/2024	6,879,544
3,245,000	Williams Companies, Inc.	4.30%		03/04/2024	3,260,884
4,600,000	Williams Companies, Inc.	4.55%		06/24/2024	4,640,587
4,070,000	Workday, Inc.	3.50%		04/01/2027	3,895,441
8,450,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	7,961,867

Total US Corporate Bonds (Cost $531,295,631)					512,374,156

US Government and Agency Mortgage Backed Obligations - 3.0%
536,303	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08626	3.00%		02/01/2045	510,936
524,130	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08631	3.00%		03/01/2045	499,116
9,000,163	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SB8119	2.00%		09/01/2036	8,413,632
22,936,042	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.45	% (c)(g)	03/25/2023	115,001
4,104,508	Federal Home Loan Mortgage Corporation Pass-Thru, Series K-F113-AS (Secured Overnight Financing Rate 30 Day Average + 0.23%, 0.23% Floor)	0.95%		05/25/2028	4,080,800
323,667	Federal Home Loan Mortgage Corporation REMICS, Series 3417-SM (-1 x 1 Month LIBOR USD + 6.28%, 6.28% Cap)	4.96	% (g)(h)	02/15/2038	41,888
797,500	Federal Home Loan Mortgage Corporation REMICS, Series 4060-QA	1.50%		09/15/2026	795,627
723,920	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		02/15/2044	708,946
10,383,102	Federal Home Loan Mortgage Corporation REMICS, Series 4954-LB	2.50%		02/25/2050	9,808,608
6,800,068	Federal Home Loan Mortgage Corporation REMICS, Series 5105-NH	2.00%		02/25/2037	6,341,667
1,319,487	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%)	2.93	% (b)	01/25/2051	1,229,910
693,456	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	659,757
1,719,955	Federal National Mortgage Association Pass-Thru, Pool CB0302	1.50%		05/01/2036	1,567,479
209,175	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	204,097
859,867	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	797,012

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
15,263,839	Federal National Mortgage Association Pass-Thru, Pool MA4176	2.00%		11/01/2040	13,655,410
1,878,819	Federal National Mortgage Association, Pool AL2987 (12 Month LIBOR USD + 1.63%, 1.63% Floor, 7.40% Cap)	1.88%		11/01/2042	1,914,613
3,034,361	Federal National Mortgage Association, Pool AP7870 (12 Month LIBOR USD + 1.70%, 1.70% Floor, 7.55% Cap)	1.95%		07/01/2042	3,114,137
949,331	Federal National Mortgage Association, Pool BM3520 (12 Month LIBOR USD + 1.56%, 1.56% Floor, 7.00% Cap)	2.28%		05/01/2045	968,471
4,594,913	Federal National Mortgage Association, Pool BM4513 (12 Month LIBOR USD + 1.67%, 1.67% Floor, 7.69% Cap)	2.41%		05/01/2044	4,677,317
725,007	Federal National Mortgage Association, Series 2012-32-DA	2.00%		11/25/2026	717,108
133,708	Federal National Mortgage Association, Series 2013-40-KP	3.50%		04/25/2042	134,021
1,578,414	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	1,504,363
8,025,832	Federal National Mortgage Association, Series 2019-25-SB (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.43	% (g)(h)	06/25/2049	1,107,289
5,965,110	Federal National Mortgage Association, Series 2020-39-MH	3.00%		06/25/2040	5,657,124
19,888,665	Federal National Mortgage Association, Series 2020-45-JL	3.00%		07/25/2040	18,857,848
22,924,655	Federal National Mortgage Association, Series 2020-M49-1A1	1.30	% (c)	11/25/2030	20,874,336
5,313,636	Federal National Mortgage Association, Series 2021-21-HG	2.00%		11/25/2047	4,993,694
9,858,221	Federal National Mortgage Association, Series 2021-29-CG	1.25%		05/25/2041	8,897,225
10,026,382	Federal National Mortgage Association, Series 2021-M20-A1	1.90	% (c)	10/25/2031	9,272,755
12,986,065	Federal National Mortgage Association, Series 2022-M11-A1	3.05	% (c)	10/25/2027	12,924,479
9,000,000	Federal National Mortgage Association, Series 2022-M1S-A1	2.08%		11/25/2031	8,532,699
32,274,707	Federal National Mortgage Association, Series 2022-M5-A1	2.47	% (c)	01/01/2034	30,498,775
409,171	Government National Mortgage Association, Series 2016-136-UD	3.00%		04/20/2045	406,414
36,028	Government National Mortgage Association, Series 2017-4-NC	3.00%		10/20/2045	35,858

Total US Government and Agency Mortgage Backed Obligations (Cost $199,717,983)					184,518,412

US Government and Agency Obligations - 21.0%
226,300,000	United States Treasury Notes	0.13	% (l)	04/30/2023	221,217,316
105,200,000	United States Treasury Notes	0.75	% (l)	12/31/2023	101,787,164
148,700,000	United States Treasury Notes	1.50	% (l)	02/29/2024	145,209,036
234,500,000	United States Treasury Notes	2.50	% (l)	04/30/2024	232,489,345
267,900,000	United States Treasury Notes	2.50	% (l)	05/31/2024	265,503,551
240,500,000	United States Treasury Notes	2.63	% (l)	04/15/2025	237,916,503
86,300,000	United States Treasury Notes	2.75	% (l)	05/15/2025	85,646,008

Total US Government and Agency Obligations (Cost $1,300,442,837)					1,289,768,923

Common Stocks - 0.0%
58,790	Foresight Equity (e)(i)				1,159,929
39,482	McDermott International Ltd. (i)				21,715

Total Common Stocks (Cost $989,313)					1,181,644

Warrants - 0.0%
29,232	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (e)(i)				—

Total Warrants (Cost $–)					—

Short Term Investments - 3.6%
25,441,284	First American Government Obligations Fund - Class U	1.31	% (j)		25,441,284
25,441,284	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.35	% (j)		25,441,284

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
25,441,284	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.38	% (j)		25,441,284
150,600,000	United States Treasury Bills	0.00	% (l)	04/20/2023	147,497,405

Total Short Term Investments (Cost $224,625,633)					223,821,257

Total Investments - 117.5% (Cost $7,597,259,767)					7,215,534,382
Liabilities in Excess of Other Assets - (17.5)%					(1,076,662,006)

NET ASSETS - 100.0%					$6,138,872,376

(a)	Perpetual maturity. The date disclosed is the next call date of the security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(e)	Value determined using significant unobservable inputs.

(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(g)	Interest only security

(h)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)	Non-income producing security

(j)	Seven-day yield as of period end

(k)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(l)	All or a portion of this security has been pledged as collateral.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

BRL	Brazilian Real

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	21.6%
US Government and Agency Obligations	21.0%
Non-Agency Residential Collateralized Mortgage Obligations	16.0%
Non-Agency Commercial Mortgage Backed Obligations	15.6%
Bank Loans	10.0%
Asset Backed Obligations	8.5%
Foreign Corporate Bonds	8.5%
US Corporate Bonds	8.3%
Short Term Investments	3.6%
US Government and Agency Mortgage Backed Obligations	3.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.4%
Common Stocks	0.0%	(m)
Warrants	0.0%	(m)
Other Assets and Liabilities	(17.5)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	21.6%
US Government and Agency Obligations	21.0%
Non-Agency Residential Collateralized Mortgage Obligations	16.0%
Non-Agency Commercial Mortgage Backed Obligations	15.6%
Asset Backed Obligations	8.5%
Banking	5.7%
Short Term Investments	3.6%
US Government and Agency Mortgage Backed Obligations	3.0%
Utilities	2.2%
Healthcare	1.9%
Energy	1.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.4%
Pharmaceuticals	1.3%
Business Equipment and Services	1.3%
Electronics/Electric	1.3%
Media	1.0%
Telecommunications	1.0%
Food Products	1.0%
Food Service	0.9%
Transportation	0.8%
Chemicals/Plastics	0.7%
Hotels/Motels/Inns and Casinos	0.6%
Automotive	0.6%
Aerospace & Defense	0.6%
Technology	0.6%
Retailers (other than Food/Drug)	0.5%
Leisure	0.5%
Containers and Glass Products	0.4%
Insurance	0.4%
Finance	0.3%
Real Estate	0.2%
Environmental Control	0.2%
Mining	0.2%
Industrial Equipment	0.2%
Building and Development (including Steel/Metals)	0.2%
Financial Intermediaries	0.1%
Beverage and Tobacco	0.1%
Chemical Products	0.1%
Commercial Services	0.1%
Diversified Manufacturing	0.1%
Construction	0.0%	(m)
Food/Drug Retailers	0.0%	(m)
Consumer Products	0.0%	(m)
Other Assets and Liabilities	(17.5)%

	100.0%

(m)	Represents less than 0.05% of net assets

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	08/01/2023	85,000,000	$285,145
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/27/2023	85,000,000	(776,519)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	05/31/2023	65,000,000	(2,740,665)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/15/2023	80,000,000	(3,300,384)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/15/2022	25,000,000	(4,525,124)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	06/13/2023	80,000,000	(5,414,506)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	07/19/2023	70,000,000	(6,131,481)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/01/2023	60,000,000	(6,895,930)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/06/2023	100,000,000	(7,554,739)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	07/25/2023	90,000,000	(8,672,698)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/06/2022	50,000,000	(8,890,099)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	07/11/2023	95,000,000	(9,170,620)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	04/11/2023	75,000,000	(10,164,081)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/08/2023	95,000,000	(10,345,242)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	06/06/2023	95,000,000	(11,452,977)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/29/2022	75,000,000	(11,466,723)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	03/14/2023	75,000,000	(11,555,975)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	05/30/2023	95,000,000	(12,600,942)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	07/20/2022	100,000,000	(12,679,398)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/19/2022	75,000,000	(12,819,067)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	07/06/2022	100,000,000	(13,002,616)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	02/21/2023	100,000,000	(13,628,361)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	12/21/2022	100,000,000	(13,679,682)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/23/2023	90,000,000	(13,755,593)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	08/18/2022	100,000,000	(13,874,083)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/14/2022	125,000,000	(13,887,789)

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/28/2022	125,000,000	$(14,138,345)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	05/24/2023	80,000,000	(14,155,777)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	08/17/2022	100,000,000	(14,243,638)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	04/26/2023	80,000,000	(14,295,586)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	02/28/2023	100,000,000	(14,490,324)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	07/27/2022	100,000,000	(14,622,647)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/11/2022	100,000,000	(14,625,274)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/08/2022	100,000,000	(14,690,189)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	10/25/2022	100,000,000	(14,763,101)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/22/2022	100,000,000	(14,799,553)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/25/2022	100,000,000	(14,819,493)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	08/23/2022	100,000,000	(14,856,418)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	08/09/2022	100,000,000	(14,912,138)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/20/2022	100,000,000	(14,918,692)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	11/16/2022	100,000,000	(14,919,884)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	08/10/2022	100,000,000	(14,920,132)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/16/2023	95,000,000	(15,044,088)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/26/2023	75,000,000	(15,057,143)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	11/02/2022	100,000,000	(15,078,113)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	10/18/2022	100,000,000	(15,102,359)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	08/04/2022	100,000,000	(15,143,852)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	05/04/2023	90,000,000	(15,381,849)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	09/06/2022	100,000,000	(15,518,966)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/27/2022	100,000,000	(15,667,166)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	08/31/2022	100,000,000	(15,691,986)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	08/24/2022	100,000,000	(15,704,129)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	09/13/2022	100,000,000	(15,725,225)

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/01/2022	100,000,000	$(15,864,952)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	04/18/2023	100,000,000	(16,480,011)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	10/11/2022	100,000,000	(16,514,928)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/29/2022	100,000,000	(16,599,936)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	09/20/2022	100,000,000	(16,888,793)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/15/2022	100,000,000	(16,916,233)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	09/14/2022	100,000,000	(16,994,571)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	10/19/2022	100,000,000	(17,025,814)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/30/2022	100,000,000	(17,044,483)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	12/27/2022	100,000,000	(17,186,679)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/22/2022	100,000,000	(17,354,868)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/20/2022	100,000,000	(17,517,452)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/15/2022	100,000,000	(17,802,673)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	09/08/2022	100,000,000	(17,804,360)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/01/2022	100,000,000	(17,877,321)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/10/2023	100,000,000	(17,909,765)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	12/28/2022	100,000,000	(18,053,124)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/22/2022	100,000,000	(18,231,587)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	12/06/2022	100,000,000	(18,271,812)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	12/14/2022	100,000,000	(18,332,364)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	01/11/2023	100,000,000	(18,496,914)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/13/2022	100,000,000	(18,541,237)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/17/2023	100,000,000	(18,855,386)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	02/07/2023	100,000,000	(18,999,148)

							$(1,063,550,627)

(1)

Shiller Barclays CAPE® US Sector II ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2022, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

Notes to Schedule of Investments

June 30, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange—traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,662,763,276	$90,884,664	$7,066,023	$3,865,179	$343,915,047	$21,782,424
Affiliated Mutual Funds	—	503,365,400	—	4,079,671	—	—
Common Stocks	—	1,450,535	1,561,309	—	610,378	17,742
Exchange Traded Funds	—	—	—	2,911,529	—	—
Real Estate Investment Trusts	—	—	—	875,130	—	—
Total Level 1	1,662,763,276	595,700,599	8,627,332	11,731,509	344,525,425	21,800,166
Level 2
US Government and Agency Mortgage Backed Obligations	16,010,175,667	1,511,616,048	—	3,003,330	195,478,990	—
Non-Agency Residential Collateralized Mortgage Obligations	10,263,018,721	998,163,419	—	5,148,597	1,020,162,871	—
Non-Agency Commercial Mortgage Backed Obligations	3,702,290,788	630,670,326	—	—	992,281,990	1,362,370
US Government and Agency Obligations	2,644,596,163	1,680,541,726	—	—	907,389,557	—
Asset Backed Obligations	2,106,925,137	394,857,488	—	—	479,853,728	—
Collateralized Loan Obligations	1,338,823,579	353,924,777	—	—	1,114,611,120	6,615,020
US Corporate Bonds	—	1,462,159,934	—	—	462,022,425	10,874,082
Foreign Corporate Bonds	—	597,195,302	396,936,445	—	696,771,806	661,073
Bank Loans	—	386,007,312	—	—	421,152,268	282,883,742
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	133,290,691	196,711,037	—	126,962,478	—
Other Short Term Investments	—	6,708,880	—	4,882,789	103,816,236	—
Municipal Bonds	—	6,021,952	—	—	—	—
Total Level 2	36,065,830,055	8,161,157,855	593,647,482	13,034,716	6,520,503,469	302,396,287
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	76,813,646	139,122	—	—	—	—
Asset Backed Obligations	72,037,938	7,587,452	—	—	—	—
Collateralized Loan Obligations	447,066	—	—	119,229	—	—
Common Stocks	—	2,142,453	—	—	—	1,138,845

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Bank Loans	$—	$490,110	$—	$—	$—	$392,471
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	12,028	—	—	—	—
Warrants	—	7,563	—	—	—	—
Total Level 3	149,298,650	10,378,728	—	119,229	—	1,531,316
Total	$37,877,891,981	$8,767,237,182	$602,274,814	$24,885,454	$6,865,028,894	$325,727,769
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(114,344)	$—	$—
Total Level 1	—	—	—	(114,344)	—	—
Level 2
Excess Return Swaps	—	—	—	(1,117,337)	—	—
Unfunded Loan Commitments	—	(70,112)	—	—	—	(64,282)
Total Level 2	—	(70,112)	—	(1,117,337)	—	(64,282)
Level 3	—	—	—	—	—	—
Total	$—	$(70,112)	$—	$(1,231,681)	$—	$(64,282)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$76,323,852	$23,784,693	$1,652,236	$963,864	$16,954,092	$5,726,110
Common Stocks	21,715	43,050	145,185	—	—	—
Total Level 1	76,345,567	23,827,743	1,797,421	963,864	16,954,092	5,726,110
Level 2
Collateralized Loan Obligations	1,324,314,253	216,622,935	—	—	—	—
US Government and Agency Obligations	1,289,768,923	—	—	9,933,117	—	43,881,165
Non-Agency Residential Collateralized Mortgage Obligations	985,758,535	202,480,788	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	951,173,046	162,420,499	—	—	—	—
Bank Loans	612,776,471	105,395,867	—	—	—	—
Asset Backed Obligations	520,867,600	56,279,785	—	—	—	—
Foreign Corporate Bonds	519,315,335	71,154,124	208,221,416	—	—	—
US Corporate Bonds	512,374,156	57,520,158	—	—	—	—
US Government and Agency Mortgage Backed Obligations	184,518,412	84,286,162	—	37,236,876	—	—
Other Short Term Investments	147,497,405	22,570,926	—	—	240,850,723	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	$84,409,341	$32,658,912	$47,933,897	$—	$—	$77,254,932
Total Level 2	7,132,773,477	1,011,390,156	256,155,313	47,169,993	240,850,723	121,136,097
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,255,409	996,980	—	—	—	—
Common Stocks	1,159,929	451,795	—	—	—	—
Asset Backed Obligations	—	17,612,133	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	8,156,055	—	—	—	—
Bank Loans	—	107,165	—	—	—	—
Collateralized Loan Obligations	—	63,867	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	2,883	—	—	—	—
Warrants	—	852	—	—	—	—
Total Level 3	6,415,338	27,391,730	—	—	—	—
Total	$7,215,534,382	$1,062,609,629	$257,952,734	$48,133,857	$257,804,815	$126,862,207
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(236,853)	$—	$—
Total Level 1	—	—	—	(236,853)	—	—
Level 2
Excess Return Swaps	(1,063,550,627)	—	—	—	(22,571,205)	—
Forward Currency Exchange Contracts	—	—	—	—	—	52,493
Unfunded Loan Commitments	—	(23,108)	—	—	—	—
Total Level 2	(1,063,550,627)	(23,108)	—	—	(22,571,205)	52,493
Level 3	—	—	—	—	—	—
Total	$(1,063,550,627)	$(23,108)	$—	$(236,853)	$(22,571,205)	$52,493

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$26,952,361	$3,397,167	$2,737,953	$444,547	$327,241	$5,714,152
Affiliated Mutual Funds	—	—	5,953,243	—	—	—
Total Level 1	26,952,361	3,397,167	8,691,196	444,547	327,241	5,714,152
Level 2
Asset Backed Obligations	238,748,570	—	2,615,190	—	—	3,033,766
US Corporate Bonds	144,223,857	1,215,399	5,857,516	3,297,984	—	—
Foreign Corporate Bonds	56,326,570	994,974	4,318,210	575,378	1,347,609	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Commercial Paper	$—	$2,234,869	$—	$—	$—	$—
Collateralized Loan Obligations	—	—	14,568,794	3,861,222	—	16,409,660
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,842,402	—	—	19,521,988
Non-Agency Commercial Mortgage Backed Obligations	—	—	10,350,330	2,678,238	—	17,167,835
US Government and Agency Obligations	—	—	5,428,069	2,439,735	—	4,499,922
Other Short Term Investments	—	—	2,994,758	—	—	—
US Government and Agency Mortgage Backed Obligations	—	—	2,977,319	—	—	9,496,889
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	773,365	—	6,797,609	—
Total Level 2	439,298,997	4,445,242	60,725,953	12,852,557	8,145,218	70,130,060
Level 3
Foreign Corporate Bonds	2,188,907	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	7,405,547
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,174,201
Total Level 3	2,188,907	—	—	—	—	8,579,748
Total	$468,440,265	$7,842,409	$69,417,149	$13,297,104	$8,472,459	$84,423,960
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Forward Currency Exchange Contracts	—	—	(1,273,143)	—	—	—
Excess Return Swaps	—	—	(1,289,040)	(527,935)	—	—
Total Level 2	—	—	(2,562,183)	(527,935)	—	—
Level 3	—	—	—	—	—	—
Total	$—	$—	$(2,562,183)	$(527,935)	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$9,896,982
Money Market Funds	3,048,543
Total Level 1	12,945,525
Level 2
US Government and Agency Obligations	1,235,403
Other Short Term Investments	984,307
Total Level 2	2,219,710
Level 3	—
Total	$15,165,235

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Other Financial Instruments
Level 1	$—
Level 2
Excess Return Swaps	418,483
Total Level 2	418,483
Level 3	—
Total	$418,483

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$1	$(672,913)	$—	$252,285	$(115,634)	$—	$—	$17,612,133	$(611,394)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	27,297	(273,798)	36,774	—	(281,364)	—	—	8,156,055	(255,760)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,051	(72,518)	2,267	—	(69,731)	—	—	996,980	(83,377)
Common Stocks	502,597	—	(50,802)	—	—	—	—	—	451,795	(50,802)
Bank Loans	108,383	115	(2,047)	1,046	—	(332)	—	—	107,165	(1,929)
Collateralized Loan Obligations	73,653	—	(13,089)	305	2,998	—	—	—	63,867	(10,922)
Rights	—	—	2,883	—	—	—	—	—	2,883	—
Warrants	1,287	—	(435)	—	—	—	—	—	852	(435)
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$29,464	$(1,082,719)	$40,392	$255,283	$(467,061)	$—	$—	$27,391,730	$(1,014,619)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$—	$(456,647)	$(276)	$100,819	$(49,417)	$—	$—	$7,405,547	$(431,167)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	—	13,384	2,984	—	—	—	—	1,174,201	13,384

Total	$8,968,901	$—	$(443,263)	$2,708	$100,819	$(49,417)	$—	$—	$8,579,748	$(417,783)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$17,612,133	Market Comparables	Market Quotes	$66.45 - $1,685.22 ($222.97)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$8,156,055	Market Comparables	Market Quotes	$93.94 ($93.94)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$996,980	Market Comparables	Market Quotes	$75.25 ($75.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$451,795	Market Comparables	Market Quotes	$0.50 - $27.00 ($21.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,165	Market Comparables	Market Quotes	$99.18 ($99.18)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$63,867	Market Comparables	Market Quotes	$23.15 ($23.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$2,883	Intrinsic Value	Asset Sale Proceeds	$3.75 - $4.00 ($3.88)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$852	Market Comparables	Market Quotes	$0.20 ($0.20)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Intrinsic Value	Reserve Account Value	$0.00 ($0.00)	Significant changes in reserve account value would have resulted in direct changes in fair value of the security
DoubleLine Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$7,405,547	Market Comparables	Market Quotes	$61.11 - $8,337.34 ($1,634.58)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,174,201	Market Comparables	Market Quotes	$78.28 ($78.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.